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                                                   Registration Number 333-10581

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-effective Amendment No. 5
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
              (Address of Depositor's Principal Executive Offices)
                                 (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

             Rex Hemme                                     Jerry L. Adams
      Vice President, Actuary                        Greer, Herz & Adams, L.L.P.
American National Insurance Company     With copy to:      One Moody Plaza
          One Moody Plaza                               Galveston, Texas 77550
      Galveston, Texas  77550
                    (Name and Address of Agent for Service)

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 2001 for the Registrant's fiscal year ending December 31, 2000.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts

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WEALTHQUEST VARIABLE ANNUITY II
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
PROSPECTUS  MAY 1, 2001  1-800-306-2959

This prospectus describes an individual deferred variable annuity contract.

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

AMERICAN NATIONAL FUND
 .  Growth Portfolio
 .  Balanced Portfolio
 .  Equity Income Portfolio
 .  Money Market Portfolio
 .  High Yield Bond Portfolio
 .  International Stock Portfolio
 .  Small-Cap/Mid-Cap Portfolio
 .  Government Bond Portfolio

FIDELITY FUND
 .  Asset Manager Portfolio
 .  Index 500 Portfolio
 .  Contrafund Portfolio
 .  Asset Manager: Growth Portfolio
 .  Growth Opportunities Portfolio

T. ROWE PRICE FUND
 .  Equity Income Portfolio
 .  Mid-Cap Growth Portfolio
 .  International Stock Portfolio
 .  Limited-Term Bond Portfolio

MFS FUND
 .  Capital Opportunities Portfolio
 .  Emerging Growth Portfolio
 .  Research Portfolio
 .  Investors Trust Portfolio

VAN ECK FUND
 .  Worldwide Hard Assets Portfolio
 .  Worldwide Emerging Markets Portfolio

FEDERATED FUND
 .  Utility Fund II Portfolio
 .  Growth Strategies Portfolio
 .  U.S. Government Bond Portfolio
 .  High Income Bond Portfolio
 .  Equity Income Fund II Portfolio

LAZARD FUND
 .  Retirement Emerging Markets Portfolio
 .  Retirement Small Cap Portfolio

ALGER AMERICAN FUND
 .  Small Capitalization Portfolio
 .  Growth Portfolio
 .  MidCap Growth Portfolio
 .  Leveraged AllCap Portfolio
 .  Income & Growth Portfolio
 .  Balanced Portfolio

THIS PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING A CONTRACT. ADDITIONAL INFORMATION ABOUT THE CONTRACT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION ("SAI") FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, ("SEC") WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY OF THE SAI, WHICH IS DATED THE SAME DATE AS THIS PROSPECTUS, BY WRITING OR CALLING US AT OUR HOME OFFICE. THE TABLE OF CONTENTS OF THE SAI IS ON PAGE 57 OF THIS PROSPECTUS. THE SEC MAINTAINS AN INTERNET WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, SAI AND OTHER INFORMATION REGARDING COMPANIES THAT FILE ELECTRONICALLY WITH THE SEC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTERESTS IN THE CONTRACT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND, FIDELITY FUNDS, T. ROWE PRICE FUNDS, MFS FUND, VAN ECK FUND, FEDERATED FUND, LAZARD FUND AND ALGER AMERICAN FUND, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION, SEE THEIR PROSPECTUSES.

     Please Read This Prospectus Carefully and Keep it for Future Reference

Form 3934                                                            Rev. 5-01


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                               TABLE OF CONTENTS
                                                                     PAGE
Glossary..........................................................      4
Introduction......................................................      6
  What is the Purpose of the Contract?............................      6
  What are my Investment Options?.................................      6
  How Do I Purchase a Contract?...................................      6
  How Do I Allocate Purchase Payments?............................      7
  Can I Transfer Amounts Between the Investment Alternatives?.....      7
  What is the Death Benefit under the Contract?...................      8
  Can I Get My Money if I Need It?................................      8
  How Can I Receive Annuity Payments?.............................      8
  What are the Charges and Deductions under the Contract?.........      8
  What are the Tax Consequences Associated with the Contract?.....      9
  If I have Questions, Where Can I Go?............................      9
Contract Owner Transaction Expenses...............................     10
  Expenses Before the Annuity Date................................     10
  Sales Load as a Percentage of Purchase Payments.................     10
  Deferred Sales Load ("Surrender Charge")........................     10
  Expenses During the Annuity Period..............................     17
Accumulation Unit Values..........................................     21
Contract..........................................................     26
  Type of Contract................................................     26
  Contract Application and Purchase Payments......................     26
  Allocation of Purchase Payments.................................     26
  Crediting of Accumulation Units.................................     26
  Allocation of Charges and Other Deductions to the Subaccounts
    and the Fixed Account.........................................     27
  Determining Accumulation Unit Values............................     27
  Transfers Before Annuity Date...................................     27
  Special Programs................................................     28
Charges and Deductions Before the Annuity Date....................     29
  Surrender Charge................................................     29
  Other Charges...................................................     30
  Deduction of Fees...............................................     30
  Exception to Charges............................................     31
Distributions under the Contract..................................     32
Distributions before the Annuity Date.............................     32
  Surrenders......................................................     32
  Systematic Withdrawal Program...................................     32


                                                                               2
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                                                                     PAGE
Waiver of Surrender Charge........................................     33
  Death Benefit Before the Annuity Date...........................     35
Distributions during the Annuity Period...........................     37
  Election of Annuity Date and Form of Annuity....................     37
  Allocation of Benefits..........................................     37
  Annuity Options.................................................     37
  Value of Variable Annuity Payments: Assumed Investment Rates....     39
  Annuity Provisions..............................................     39
The Company, Separate Account, Funds and Fixed Account............     40
  American National Insurance Company.............................     40
  The Separate Account............................................     40
  The Funds.......................................................     41
  Changes in Investment Options...................................     47
Fixed Account.....................................................     47
Federal Tax Matters...............................................     48
  Introduction....................................................     48
  Tax Status of the Contracts.....................................     48
  Taxation of Annuities in General................................     48
  Withdrawals.....................................................     48
  Penalty Tax.....................................................     49
  Annuity Payments................................................     49
  Taxation of Death Benefit Proceeds..............................     49
  Transfers or Assignments of a Contract..........................     49
  Required Distributions..........................................     50
  Withholding.....................................................     50
  Multiple Contracts..............................................     50
  Exchanges.......................................................     50
  Taxation of Qualified Contracts.................................     50
  Distribution from Qualified Contracts...........................     51
  Possible Changes in Taxation....................................     53
  All Contracts...................................................     53
Performance.......................................................     54
Distributor of the Contract.......................................     54
Legal Matters.....................................................     55
Legal Proceedings.................................................     55
Experts...........................................................     55
Additional Information............................................     55
Financial Statements..............................................     56
Table of Contents of Statement of Additional Information..........     57


                                                                               3
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GLOSSARY

ACCUMULATION PERIOD. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner's death.

ACCUMULATION UNIT. A unit used by us to calculate a Contract's value during the Accumulation Period.

ACCUMULATION VALUE. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

ALGER AMERICAN FUND.  The Alger American Fund

AMERICAN NATIONAL FUND. American National Investment Accounts, Inc.

ANNUITANT. The person or persons who will receive annuity payments involving life contingencies.

ANNUITY DATE. The date annuity payments begin.

ANNUITY PERIOD. The time during which annuity payments are made.

ANNUITY UNIT. A unit used by us to calculate the dollar amount of annuity payments.

COMPANY ("WE", "OUR" OR "US" ). American National Insurance Company

CONTRACT. The contract described in this Prospectus.

CONTRACT OWNER ("YOU" OR "YOUR"). Unless changed by notice to us, the Contract Owner is as stated in the application.

CONTRACT ANNIVERSARY. An anniversary of the date the Contract was issued.

CONTRACT YEAR. A one-year period, commencing on either the date of issue or a Contract Anniversary.

DATE OF ISSUE. The date a Contract is issued.

ELIGIBLE PORTFOLIO. A Portfolio which corresponds to a subaccount.

FEDERATED FUND. Federated Insurance Series

FIDELITY FUNDS. Variable Insurance Products Fund II and Variable Insurance Products Fund III

FIXED ACCOUNT. A part of our General Account which will accumulate interest at a fixed rate.

GENERAL ACCOUNT. All of our assets except those segregated in separate accounts.

LAZARD FUND. Lazard Retirement Series, Inc.

MFS FUND. MFS Variable Insurance Trust

NON-QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

PORTFOLIO. A series of a mutual fund designed to meet specified investment objectives.

PURCHASE PAYMENT. A payment made to us during the Accumulation Period less any premium tax charges.


                                                                               4
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QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. ROWE PRICE FUNDS. T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Fixed Income Series, Inc.

VALUATION DATE. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase made only on days that American National is open. American National will be open on each day the NYSE is open except for the day after Thanksgiving and Christmas Eve day.

VALUATION PERIOD. The close of business on one Valuation Date to the close of business on another.

VAN ECK FUND. Van Eck Worldwide Insurance Trust

VARIABLE ANNUITY. An annuity with payments that vary in dollar amount.


                                                                               5
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INTRODUCTION

WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals.

WHAT ARE MY INVESTMENT OPTIONS?

You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .  American National Growth
 .  American National Balanced
 .  American National Equity Income
 .  American National Money Market
 .  American National High Yield Bond
 .  American National International Stock
 .  American National Small-Cap/Mid-Cap
 .  American National Government Bond
 .  Fidelity Asset Manager
 .  Fidelity Index 500
 .  Fidelity Contrafund
 .  Fidelity Asset Manager: Growth
 .  Fidelity Growth Opportunities
 .  T. Rowe Price Equity Income
 .  T. Rowe Price Mid-Cap Growth
 .  T. Rowe Price International Stock
 .  T. Rowe Price Limited-Term Bond
 .  MFS Capital Opportunities
 .  MFS Emerging Growth
 .  MFS Research
 .  MFS Investors Trust
 .  Van Eck Worldwide Hard Assets
 .  Van Eck Worldwide Emerging Markets
 .  Federated Utility Fund II
 .  Federated Growth Strategies
 .  Federated U.S. Government Bond
 .  Federated High Income Bond
 .  Federated Equity Income Fund II
 .  Lazard Retirement Emerging Markets
 .  Lazard Retirement Small Cap
 .  Alger Small Capitalization
 .  Alger American MidCap Growth
 .  Alger American Growth
 .  Alger American Balanced
 .  Alger American Leveraged AllCap
 .  Alger American Income & Growth


                                                                               6
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Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "Funds" beginning on page 41.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

You can also invest in our Fixed Account.

HOW DO I PURCHASE A CONTRACT?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and at least $2,000 subsequent Purchase Payments. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See, "Contract Application and Purchase Payments" on page 26.)

HOW DO I ALLOCATE PURCHASE PAYMENTS?

Your can allocate your Purchase Payments among the 36 currently available subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial deposit in any subaccount and the Fixed Account is $500.

CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 27 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 37 for additional limitations.)

Before the Annuity Date, you can make twelve transfers each Contract Year at no charge. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date
of birth, or other identifying information.   There are risks associated with
telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We can not guarantee that we will be available to accept telephone transfer instructions.

The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose


                                                                               7
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severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?

If you or the Annuitant die before the Annuity Date, the death benefit will be at least that amount of the Accumulation Value on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit before Annuity Date" on page 35.).

CAN I GET MY MONEY IF I NEED IT?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under
Section 403(b) of the Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" at page 50.)

HOW CAN I RECEIVE ANNUITY PAYMENTS?

You can choose from a number of annuity payment options, which include

 .  monthly payments for a number of years

 .  payments for life

 .  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See "Annuity Options", page 37.)

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn.

You will also be charged an annual contract fee of $35 unless

 .  all of your Accumulation Value is in the Fixed Account, or

 .  your Accumulation Value is greater than $50,000 on the last day of a Contract
   Year.

We charge a daily amount equal, on an annual basis, a mortality and expense risk fee of 1.15% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

We also charge a daily administrative fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

Additional charges may be made by us for premium taxes when incurred.

WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACT?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59/1//2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See "Federal Tax Matters", page 48.)


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IF I HAVE QUESTIONS, WHERE CAN I GO?

If you have any questions about the Contract, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893 or call us at 1-800-306-2959.


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CONTRACT OWNER TRANSACTION EXPENSES

EXPENSES BEFORE THE ANNUITY DATE

The following table summarizes the charges we will make before the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 29.

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS  0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

 .  Free Withdrawal Amount

   In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

   When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result to a percentage. We will then reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

 .  Calculation of Surrender Charges

   Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

          CONTRACT YEARS                 APPLICABLE
               SINCE                  SURRENDER CHARGE
         PURCHASE PAYMENT                   AS A
               MADE                      PERCENTAGE
         ----------------             ----------------
                 1                           7.0
                 2                           7.0
                 3                           6.0
                 4                           5.0
                 5                           4.0
                 6                           3.0
                 7                           2.0
         8 and thereafter                    0.0


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EXCHANGE FEE                                            $ 10
(THERE IS NO EXCHANGE FEE FOR THE FIRST 12 TRANSFERS)

ANNUAL CONTRACT FEE                                     $ 35

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                                     0.80%
Expense Risk Fees                                       0.35%
Administrative Asset Fees                               0.10%
Total Separate Account
 Annual Expenses*                                       1.25%
*Does not include $35 Annual Contract Fee

PORTFOLIO COMPANY ANNUAL EXPENSES
American National Growth Portfolio Annual Expenses
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement * **                 0.37%
Total Portfolio Annual Expenses                         0.87%
* Without reimbursement, other expenses would have been 0.42% and the total portfolio annual expense would have been 0.92%.

AMERICAN NATIONAL BALANCED PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                         0.50%
Other Expenses after reimbursement * **                 0.40%
Total Portfolio Annual Expenses                         0.90%
* Without reimbursement, other expenses would have been 0.58% and the total portfolio annual expense would have been 1.08%.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses                                          0.42%
Total Portfolio Annual Expenses                         0.92%

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.55%
Other Expenses after reimbursement * **                 0.25%
Total Portfolio Annual Expenses                         0.80%
* Without reimbursement, other expenses would have been 0.33% and the total portfolio annual expense would have been 0.88%.


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AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses after reimbursement * **                 0.35%
Total Portfolio Annual Expenses                         1.10%
* Without reimbursement, other expenses would have been 0.62% and the total portfolio annual expense would have been 1.37%.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.25%
Other Expenses after reimbursement * **                 0.25%
Total Portfolio Annual Expenses                         1.50%
* Without reimbursement, other expenses would have been 0.75% and the total portfolio annual expense would have been 2.00%.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement * **                 0.30%
Total Portfolio Annual Expenses                         0.80%
*Without reimbursement, other expenses would have been 0.46% and the total portfolio annual expense would have been 0.96%.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement * **                 0.37%
Total Portfolio Annual Expenses                         0.87%
*Without reimbursement, other expenses would have been 0.68% and the total portfolio annual expense would have been 1.18%.

** Under its Administrative Service Agreement with American National Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 2002, pursuant to which SM&R has agreed to reimburse the American National High Yield Bond Portfolio and the American National Government Bond Portfolio for expenses in excess of .80%; the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of .87%; the American National Balanced Portfolio for expenses in excess of .90% and the American National Equity Income Portfolio for expenses in excess of .92%; the American National International Stock Portfolio for expenses in excess of 1.10%; the American National Small-Cap/Mid-Cap Portfolio for expenses in excess of 1.50%, of each of such Portfolios' average daily net assets during such period. SM&R, is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.24%
Other Expenses after reimbursement *                    0.05%
Total Portfolio Annual Expenses                         0.29%
*FMR has voluntarily agreed to reimburse the expenses if they exceed a certain level. Including this reimbursement the other expenses were 0.28%. This arrangement may be discontinued at any time.

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.53%
Other Expenses                                          0.08%
Total Portfolio Annual Expenses                         0.61%

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FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                         0.57%
Other Expenses                                          0.09%
Total Portfolio Annual Expenses**                       0.66%

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                         0.58%
Other Expenses                                          0.11%
Total Portfolio Annual Expenses**                       0.69%

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.58%
Other Expenses                                          0.10%
Total Portfolio Annual Expenses**                       0.68%
**Other expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce other expenses; credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolio's custodian expenses. See the accompanying fund prospectus for details.

T. ROWE PRICE EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.85%

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.05%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        1.05%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.85%

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.70%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.70%
*Management fees include operating expenses.

MFS CAPITAL OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses (after fee reduction)                    0.16%
Total Portfolio Annual Expenses                         0.91%

MFS EMERGING GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.10%
Total Portfolio Annual Expenses                         0.85%

MFS RESEARCH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.10%
Total Portfolio Annual Expenses                         0.85%

MFS INVESTORS TRUST PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.12%
Total Portfolio Annual Expenses                         0.87%

VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.00%
Other Expenses after reimbursement                      0.14%
Total Portfolio Annual Expenses*                        1.14%
*Excluding interest expense of 0.02%

Van Eck Worldwide Emerging Markets Portfolio Annual Expenses (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.00%
Other Expenses after reimbursement                      0.26%
Total Portfolio Annual Expenses*                        1.26%
*Excluding interest expense of                          0.07%

FEDERATED UTILITY FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Shareholder Services Fee after reimbursement            0.00%
Other Expenses                                          0.16%
Total Portfolio Annual Expenses*                        0.91%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.16% and 1.16% respectively.

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                     0.67%
Distribution (12b-1) Fee after reimbursement            0.00%
Shareholder Services Fee after reimbursement            0.00%
Other Expenses                                          0.19%
Total Portfolio Annual Expenses*                        0.86%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, distribution (12b-1) fee, shareholder services fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.25%, 0.19% and 1.44% respectively.

FEDERATED FUND FOR U.S. GOVERNMENT BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.60%
Shareholder Services Fee after reimbursement            0.00%
Other Expenses                                          0.24%
Total Portfolio Annual Expenses*                        0.84%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.60%, 0.25%, 0.24%, and 1.09% respectively.

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.60%
Shareholder Services Fee after reimbursement            0.00%
Other Expenses                                          0.16%
Total Portfolio Annual Expenses                         0.76%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, other expenses and total expenses would have been 0.60%, 0.25%, 0.16%, and 1.01% respectively.

FEDERATED EQUITY INCOME FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                     0.71%
Shareholder Services Fee after reimbursement            0.00%
Distribution (12-b1) Fees after reimbursement           0.00%
Other Expenses                                          0.24%
Total Portfolio Annual Expenses*                        0.95%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, distribution (12b-1) fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.25%, 0.24%, and 1.49% respectively.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.00%
12b-1Fees                                               0.25%
Other Expenses after reimbursement                      0.35%
Total Portfolio Annual Expenses*                        1.60%
*The  portfolio's   expenses  were voluntarily reduced by the portfolio's
investment advisor.

LAZARD RETIREMENT SMALL CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
12b-1 Fees                                              0.25%
Other Expenses after reimbursement                      0.25%
Total Portfolio Annual Expenses*                        1.25%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.05%
Total Portfolio Annual Expenses                         0.90%

ALGER AMERICAN GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.04%
Total Portfolio Annual Expenses                         0.79%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.80%
Other Expenses                                          0.04%
Total Portfolio Annual Expenses                         0.84%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses*                                         0.05%
Total Portfolio Annual Expenses                         0.90%
*Included in other expenses is .01% of interest expense.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.625%
Other Expenses                                          0.075%
Total Portfolio Annual Expenses                         0.70%

ALGER AMERICAN BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.13%
Total Portfolio Annual Expenses                         0.88%

EXPENSES DURING THE ANNUITY PERIOD

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .80% and an expense risk fee of .35%. We will also charge the Separate Account with the expenses of the Eligible Portfolios in which you have invested. No other fees or expenses are charged against the Contract during the Annuity Period.

Example:  Deferred Contract

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets (regardless of whether the surrender proceeds are paid to the Contract Owner, applied under the Systematic Withdrawal Program, or applied under an annuity option):

FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
American National Growth Portfolio                        $87      $126      $156       $250
American National Balanced Portfolio                      $87      $127      $158       $253
American National Equity Income Portfolio                 $87      $128      $159       $255
American National Money Market Portfolio                  $87      $126      $156       $250
American National High Yield Bond Portfolio               $86      $124      $153       $243
American National International Stock Portfolio           $89      $133      $168       $273
American National Small-Cap/Mid-Cap Portfolio             $93      $144      $188       $312
American National Government Bond Portfolio               $86      $124      $153       $243
Fidelity Asset Manager Portfolio                          $84      $119      $143       $223
Fidelity Index 500 Portfolio                              $81      $110      $126       $188
Fidelity Contrafund Portfolio                             $85      $120      $145       $228
Fidelity Asset Manager: Growth Portfolio                  $85      $121      $147       $231
Fidelity Growth Opportunities Portfolio                   $85      $121      $147       $230
T. Rowe Price Equity Income Portfolio                     $87      $126      $155       $248
T. Rowe Price International Stock Portfolio               $88      $132      $165       $268
T. Rowe Price Mid-Cap Growth Portfolio                    $87      $126      $155       $248
T. Rowe Price Limited - Term Bond Portfolio               $85      $122      $148       $232
MFS Capital Opportunities Portfolio                       $87      $128      $158       $254
MFS Emerging Growth Portfolio                             $87      $126      $155       $248
MFS Research Portfolio                                    $87      $126      $155       $248
MFS Investors Trust Portfolio                             $87      $126      $156       $250
Van Eck Worldwide Hard Assets Portfolio                   $89      $134      $170       $277
Van Eck World Wide Emerging Markets Portfolio             $90      $138      $176       $289
Federated Utility Fund II Portfolio                       $87      $128      $158       $254
Federated Growth Strategies Fund II Portfolio             $87      $126      $156       $249
Federated Fund for U.S. Government Bond Portfolio         $86      $126      $155       $247
Federated High Income Bond Fund II Portfolio              $86      $123      $151       $238
Federated Equity Income Fund II Portfolio                 $87      $129      $160       $258
Lazard Retirement Emerging Markets Portfolio              $94      $147      $193       $322
Lazard Retirement Small Cap Portfolio                     $90      $137      $175       $288
Alger American Small Capitalization Portfolio             $87      $127      $158       $253
Alger American Growth Portfolio                           $86      $124      $152       $242
Alger American MidCap Growth Portfolio                    $86      $126      $155       $247
Alger American Leveraged AllCap Portfolio                 $87      $127      $158       $253
Alger American Income & Growth Portfolio                  $85      $122      $148       $232
Alger American Leveraged Balanced Portfolio               $87      $127      $157       $251

If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.


FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
American National Growth Portfolio                        $22       $68      $116       $250
American National Balanced Portfolio                      $22       $69      $118       $253
American National Equity Income Portfolio                 $22       $69      $119       $255
American National Money Market Portfolio                  $22       $68      $116       $250
American National High Yield Bond Portfolio               $21       $66      $113       $243
American National International Stock Portfolio           $24       $75      $128       $273
American National Small-Cap/Mid-Cap Portfolio             $28       $87      $148       $312
American National Government Bond Portfolio               $21       $66      $113       $243
Fidelity Asset Manager Portfolio                          $19       $60      $103       $223
Fidelity Index 500 Portfolio                              $16       $50      $ 86       $188
Fidelity Contrafund Portfolio                             $20       $61      $105       $228
Fidelity Asset Manager: Growth Portfolio                  $20       $62      $107       $231
Fidelity Growth Opportunities Portfolio                   $20       $62      $107       $230
T. Rowe Price Equity Income Portfolio                     $22       $67      $115       $248
T. Rowe Price International Stock Portfolio               $24       $73      $125       $268
T. Rowe Price Mid-Cap Growth Portfolio                    $22       $67      $115       $248
T. Rowe Price Limited - Term Bond Portfolio               $20       $63      $108       $232
MFS Capital Opportunities Portfolio                       $22       $69      $118       $254
MFS Emerging Growth Portfolio                             $22       $67      $115       $248
MFS Research Portfolio                                    $22       $67      $115       $248
MFS Investors Trust Portfolio                             $22       $68      $116       $250
Van Eck Worldwide Hard Assets Portfolio                   $25       $76      $130       $277
Van Eck World Wide Emerging Markets Portfolio             $26       $80      $136       $289
Federated Utility Fund II Portfolio                       $22       $69      $118       $254
Federated Growth Strategies Fund II Portfolio             $22       $67      $116       $249
Federated Fund for U.S. Government Bond Portfolio         $22       $67      $115       $247
Federated High Income Bond Fund II Portfolio              $21       $64      $111       $238
Federated Equity Income Fund II Portfolio                 $23       $70      $120       $258
Lazard Retirement Emerging Markets Portfolio              $29       $90      $153       $322
Lazard Retirement Small Cap Portfolio                     $26       $79      $135       $288
Alger American Small Capitalization Portfolio             $22       $69      $118       $253
Alger American Growth Portfolio                           $21       $65      $112       $242
Alger American MidCap Growth Portfolio                    $22       $67      $115       $247
Alger American Leveraged AllCap Portfolio                 $22       $69      $118       $253
Alger American Income & Growth Portfolio                  $20       $63      $108       $232
Alger American Leveraged Balanced Portfolio               $22       $68      $117       $251

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund, see their Prospectuses.

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

                                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
INDIVIDUAL CONTRACTS IN THE
   ACCUMULATION PERIOD                                                  2000         1999         1998
--------------------------------------------------------------------------------------------------------
NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                     $    1.338   $    1.178   $       --
Accumulation unit value at end of period                           $    1.284   $    1.338   $    1.178
Number of accumulation units outstanding at
   end of period                                                    1,474,406    1,053,733      442,903

American National Money Market Portfolio
Accumulation unit value at beginning of period                     $    1.056   $    1.026   $       --
Accumulation unit value at end of period                           $    1.106   $    1.056   $    1.026
Number of accumulation units outstanding at
   end of period                                                    3,160,844    2,990,678    1,432,629

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period                     $    1.170   $    1.096   $       --
Accumulation unit value at end of period                           $    1.203   $    1.170   $    1.096
Number of accumulation units outstanding at
   end of period                                                    1,676,158    1,384,556      496,647

AMERICAN NATIONAL MANAGED PORTFOLIO
Accumulation unit value at beginning of period                     $    1.315   $    1.138   $       --
Accumulation unit value at end of period                           $    1.454   $    1.315   $    1.138
Number of accumulation units outstanding at
   end of period                                                    3,519,625    2,805,851    1,311,739

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Accumulation unit value at beginning of period                     $       --   $       --   $       --
Accumulation unit value at end of period                           $    0.998   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                       40,717           --           --

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Accumulation unit value at beginning of period                     $       --   $       --   $       --
Accumulation unit value at end of period                           $    1.029   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                       10,018           --           --

AMERICAN NATIONAL SMALL CAP/MID CAP PORTFOLIO
Accumulation unit value at beginning of period                     $       --   $       --   $       --
Accumulation unit value at end of period                           $    0.614   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                      187,421           --           --

FIDELITY ASSET MANAGER PORTFOLIO
Accumulation unit value at beginning of period                     $    1.241   $    1.131   $       --
Accumulation unit value at end of period                           $    1.178   $    1.241   $    1.131
Number of accumulation units outstanding at
   end of period                                                    1,243,974    1,171,411      574,144

                                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
INDIVIDUAL CONTRACTS IN THE
   ACCUMULATION PERIOD                                                  2000         1999         1998
--------------------------------------------------------------------------------------------------------
FIDELITY INDEX 500 PORTFOLIO
Accumulation unit value at beginning of period                   $    1.495   $    1.256   $       --
Accumulation unit value at end of period                         $    1.339   $    1.495   $    1.256
Number of accumulation units outstanding at
   end of period                                                  7,150,515    5,449,038    1,961,720

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO
Accumulation unit value at beginning of period                   $    1.290   $    1.253   $       --
Accumulation unit value at end of period                         $    1.057   $    1.290   $    1.253
Number of accumulation units outstanding at
   end of period                                                  2,397,350    2,479,615    1,048,341

FIDELITY CONTRAFUND PORTFOLIO
Accumulation unit value at beginning of period                   $    1.472   $    1.200   $       --
Accumulation unit value at end of period                         $    1.357   $    1.472   $    1.200
Number of accumulation units outstanding at
   end of period                                                  4,555,921    3,299,987    1,280,113

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $    1.318   $    1.158   $       --
Accumulation unit value at end of period                         $    1.140   $    1.318   $    1.158
Number of accumulation units outstanding at
   end of period                                                  1,105,706      756,794      400,709

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                   $    1.106   $    1.080   $       --
Accumulation unit value at end of period                         $    1.235   $    1.106   $    1.080
Number of accumulation units outstanding at
   end of period                                                  2,715,138    2,889,871    1,576,949

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation unit value at beginning of period                   $    1.495   $    1.135   $       --
Accumulation unit value at end of period                         $    1.213   $    1.495   $    1.135
Number of accumulation units outstanding at
   end of period                                                  1,192,816    1,312,141      949,084

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period                   $    1.484   $    1.214   $       --
Accumulation unit value at end of period                         $    1.575   $    1.484   $    1.214
Number of accumulation units outstanding at
   end of period                                                  1,502,063    1,198,960      901,715

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO
Accumulation unit value at beginning of period                   $    1.045   $    1.049   $       --
Accumulation unit value at end of period                         $    1.127   $    1.045   $    1.049
Number of accumulation units outstanding at
   end of period                                                  1,116,459      967,119      619,170

                                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
INDIVIDUAL CONTRACTS IN THE
   ACCUMULATION PERIOD                                                  2000         1999         1998
--------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO
Accumulation unit value at beginning of period                     $    1.658   $    1.136   $       --
Accumulation unit value at end of period                           $    1.578   $    1.658   $    1.136
Number of accumulation units outstanding at
   end of period                                                    2,096,324    1,503,193      754,320

MFS EMERGING GROWTH SERIES PORTFOLIO
Accumulation unit value at beginning of period                     $    2.306   $    1.321   $       --
Accumulation unit value at end of period                           $    1.830   $    2.306   $    1.321
Number of accumulation units outstanding at
   end of period                                                    2,654,975    2,400,755    1,028,470
MFS RESEARCH SERIES PORTFOLIO
Accumulation unit value at beginning of period                     $    1.285   $    1.049   $       --
Accumulation unit value at end of period                           $    1.208   $    1.285   $    1.049
Number of accumulation units outstanding at
   end of period                                                    2,093,257    1,715,567      842,237

MFS GROWTH WITH INCOME SERIES PORTFOLIO
Accumulation unit value at beginning of period                     $    1.115   $    1.058   $       --
Accumulation unit value at end of period                           $    1.100   $    1.115   $    1.058
Number of accumulation units outstanding at
   end of period                                                    2,269,291    2,196,329    1,101,688

VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO
Accumulation unit value at beginning of period                     $    0.849   $    0.711   $       --
Accumulation unit value at end of period                           $    0.934   $    0.849   $    0.711
Number of accumulation units outstanding at
   end of period                                                      154,350       42,499       42,831

VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO
Accumulation unit value at beginning of period                     $    1.360   $    0.687   $       --
Accumulation unit value at end of period                           $    0.779   $    1.360   $    0.687
Number of accumulation units outstanding at
   end of period                                                      904,357      631,260      344,775

FEDERATED UTILITY FUND II PORTFOLIO
Accumulation unit value at beginning of period                     $    1.063   $    1.059   $       --
Accumulation unit value at end of period                           $    0.956   $    1.063   $    1.059
Number of accumulation units outstanding at
   end of period                                                      477,477      494,700      192,160

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO
Accumulation unit value at beginning of period                     $    1.765   $    1.037   $       --
Accumulation unit value at end of period                           $    1.392   $    1.765   $    1.037
Number of accumulation units outstanding at
   end of period                                                    1,705,353      690,325      143,890

                                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
INDIVIDUAL CONTRACTS IN THE
   ACCUMULATION PERIOD                                                  2000         1999         1998
--------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S .GOVERNMENT
SECURITIES II PORTFOLIO
Accumulation unit value at beginning of period                    $    1.035   $    1.055   $       --
Accumulation unit value at end of period                          $    1.135   $    1.035   $    1.055
Number of accumulation units outstanding at
   end of period                                                   1,289,091    1,556,125      739,035

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO
Accumulation unit value at beginning of period                    $    1.010   $    1.001   $       --
Accumulation unit value at end of period                          $    0.908   $    1.010   $    1.001
Number of accumulation units outstanding at
   end of period                                                   2,610,965    3,009,658    1,641,013

FEDERATED EQUITY INCOME FUND II PORTFOLIO
Accumulation unit value at beginning of period                    $    1.349   $    1.154   $       --
Accumulation unit value at end of period                          $    1.184   $    1.349   $    1.154
Number of accumulation units outstanding at
   end of period                                                     755,286      749,845      402,944

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
Accumulation unit value at beginning of period                    $    1.232   $    0.820   $       --
Accumulation unit value at end of period                          $    0.875   $    1.232   $    0.820
Number of accumulation units outstanding at
   end of period                                                     532,976      340,969      274,166
LAZARD RETIREMENT SMALL CAP PORTFOLIO
Accumulation unit value at beginning of period                    $    1.001   $    0.967   $       --
Accumulation unit value at end of period                          $    1.200   $    1.001   $    0.967
Number of accumulation units outstanding at
   end of period                                                     884,808      944,785      847,132

ALGER AMERICAN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                    $       --   $       --   $       --
Accumulation unit value at end of period                          $    0.919   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                      23,387           --           --

ALGER AMERICAN GROWTH PORTFOLIO
Accumulation unit value at beginning of period                    $       --   $       --   $       --
Accumulation unit value at end of period                          $    0.845   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                     184,068           --           --

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
Accumulation unit value at beginning of period                    $       --   $       --   $       --
Accumulation unit value at end of period                          $    0.920   $       --   $       --
Number of accumulation units outstanding at
   end of period                                                     238,256           --           --

                                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
INDIVIDUAL CONTRACTS IN THE
   ACCUMULATION PERIOD                                                  2000         1999         1998
--------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED PORTFOLIO
Accumulation unit value at beginning of period                   $     --   $  --   $  --
Accumulation unit value at end of period                         $  0.731   $  --   $  --
Number of accumulation units outstanding at
   end of period                                                  226,219      --      --

ALGER AMERICAN MID CAP PORTFOLIO
Accumulation unit value at beginning of period                   $     --   $  --   $  --
Accumulation unit value at end of period                         $  0.936   $  --   $  --
Number of accumulation units outstanding at
   end of period                                                  465,622      --      --

ALGER AMERICAN SMALL CAPITAL PORTFOLIO
Accumulation unit value at beginning of period                   $     --   $  --   $  --
Accumulation unit value at end of period                         $  0.796   $  --   $  --
Number of accumulation units outstanding at
   end of period                                                   33,875      --      --

CONTRACT

TYPE OF CONTRACT

This Prospectus offers an individual deferred variable annuity contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either Qualified or Non-Qualified. Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 26.) If your application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the American National Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

ALLOCATION OF PURCHASE PAYMENTS

After the "free look" period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

CREDITING OF ACCUMULATION UNITS

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

ALLOCATION OF CHARGES AND OTHER DEDUCTIONS TO THE SUBACCOUNTS AND THE FIXED ACCOUNT

Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .  collect charges

 .  pay surrender value

 .  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee and the mortality and expense risk fee for that subaccount; and

 . dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit Value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit value for each subaccount.

TRANSFERS BEFORE ANNUITY DATE

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 . Transfers from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee", page 30.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 37.

SPECIAL PROGRAMS

 .  Dollar Cost Averaging Program - If you have at least $10,000 Accumulation
   Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a subaccount or the Fixed Account to any subaccount(s) or the Fixed Account. The transfers can be monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100.

   Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging will result in higher Accumulation Value or otherwise be successful.

 . Asset Allocation Program - If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to allocate Purchase Payments and Accumulation Value among the subaccounts and the Fixed Account in accordance with allocation instructions specified by you or recommended by us. We will periodically rebalance your investment by allocating Purchase Payments and transferring Accumulation Value among the subaccounts and the Fixed Account in conformity with your current allocation instructions. Rebalancing will be performed on a quarterly, semi-annual or annual basis as you specify. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the Exchange Fee described below applies.

You can request participation in or discontinue such special programs at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS
BEFORE ANNUITY DATE

SURRENDER CHARGE

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See "Deferred Sales Load (`Surrender Charge')" on page 10.)

When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result as a percentage. Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

 . Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

 . Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payment less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

OTHER CHARGES

Your Contract is subject to certain other charges:

 .  Administrative Charges

 . A $35 annual contract fee for each Contract Year or portion thereof unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

 .  An administrative asset fee charged daily at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

 .  Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .  Mortality and Expense Risk Fee

We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

For our promises to accept these risks, a 1.15% per annum Mortality and Expense Risk Fee will be assessed daily against the Separate Account during both, the Accumulation Period and Annuity Period. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

 .  Charges for Taxes

None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .  Exchange Fee

A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred.

DEDUCTION OF FEES

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

EXCEPTIONS TO CHARGES

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT
DISTRIBUTIONS BEFORE ANNUITY DATE

SURRENDERS

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 . If a partial surrender would leave less than $1,000 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available upon full or partial surrenders can be determined by:

 . multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value

 .  adding any Accumulation Value in the Fixed Account

 .  deducting pro-rata annual administrative fees and any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 48.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 50.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70/1//2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see "Minimum Distributions Program" in the Statement of Additional Information, page 5. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

WAIVER OF SURRENDER CHARGES

We will waive Surrender Charges in the following situations:

 . Nursing Home Waiver -The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days

 .  a hospital which

 .  is licensed or recognized by the state in which it is located

 . provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis

 .  charges for its services

 . provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.)

 .  a convalescent care facility which

 . is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility

 . provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.)

 .  maintains a daily record of each patient which is available for review by us

 . administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice

 .  a hospice facility which

 . is licensed, certified or registered by the state in which it is located as a hospice facility

 . provides a formal care program for terminally ill patients whose life expectancy is less than 6 months

 .  provides services on an inpatient basis as directed by a physician

This waiver is not available

   (1) if you are confined in a hospital, nursing home or hospice facility on the Date of Issue

   (2) if the application is signed by power of attorney

   (3) if you are more than age 80 on the Date of Issue

   (4) if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue

   (5) in connection with surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility

 . Disability Waiver - The surrender charge will be waived while you are physically disabled. Such waiver is subject to the following limitations

 . we require proof of disability, including written confirmation of receipt of Social Security Disability Benefits

 .  we will require proof of continued disability

 . we may have a Contract Owner claiming disability examined by a licensed physician chosen by us

This waiver is not available

   (1) if you are receiving Social Security Disability Benefits on the Date of Issue

   (2)  if you are age 65 or older

   (3)  in some states

 . Involuntary Unemployment Waiver - We will waive the surrender charge while you are involuntarily unemployed. Such waiver is subject to the following limitations

 . you must furnish us a letter from a state Department of Labor indicating you were employed at least 60 days before the election of such waiver

 .  the waiver may be utilized  only once

 . the waiver is not available if any Contract Owner or Annuitant is receiving unemployment benefits on the Date of Issue

 .  the waiver may not be available in some states

 . Terminal Illness Waiver - We will waive the surrender charge if you are diagnosed with a terminal illness. We will require proof of such illness including written confirmation from a licensed physician chosen by us.

This waiver is not available

   (1) if any Contract Owner is diagnosed with a terminal illness before or on the Date of Issue

   (2)  in some states

DEATH BENEFIT BEFORE ANNUITY DATE

If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .  Accumulation Value, or

 .  The Minimum Guaranteed Death Benefit.

We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each, six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

   (1) the Accumulation Value at the end of the preceding six Contract Year period; or

   (2) the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately before a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

 Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

 Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

 . dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

 . multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

 Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by

 . dividing the minimum guaranteed death benefit immediately before the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

 . multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 37. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period".

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

 . Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 . Qualified Contracts - Annuity Payment Date and form of annuity are elected in the application. A Contract cannot be purchased after age 85 and, under the Internal Revenue Code, annuity payments must begin not later than age 95, or in some cases, the later of April 1st of the calendar year following the calendar year in which the Annuitant reaches 70/1//2 or retires.

If you have not elected an Annuity Date, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 48.)

Once an annuity payment is made, the Annuity Option cannot be changed to another Annuity Option.

ALLOCATION OF BENEFITS

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

No election can be made unless such election would produce an initial annuity payment of at least $100.

ANNUITY OPTIONS

The following annuity options are available.

 . Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 . Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years of at least 5, but not exceeding 30. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 .  Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
   (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 . Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 .  Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $5,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:
ASSUMED INVESTMENT RATES

The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

ANNUITY PROVISIONS

We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection Scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993. The effect of this adjustment is a reduction in the annuity payment provided.

Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently 36 subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 . The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

 . AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

 . AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation.

 . AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

 . AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ... seeks to achieve growth of capital and/or current income.

  . AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

 . AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

 . AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ... seeks to provide a high level of current income. As a secondary investment objective, the Portfolio seeks capital appreciation.

 . AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R"), one of Our wholly owned subsidiaries, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 . The Fidelity Funds - currently have 16 series or portfolios, the following five of which are Eligible Portfolios:

 . FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.

 . FIDELITY INDEX 500 PORTFOLIO ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the

    S&P 500. The portfolio seeks to achieve a 98% or better correlation between its total return and the total return of the index.

 . FIDELITY CONTRAFUND PORTFOLIO ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

 . FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

 . FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ... seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds, which may be lower-quality debt securities.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 . The T. Rowe Price Funds - currently have the following series or portfolios, each of which are Eligible Portfolios:

 . T. ROWE PRICE EQUITY INCOME PORTFOLIO ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

 . T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

 . T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

 . T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO ... seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

 . The MFS Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

 . MFS CAPITAL OPPORTUNITIES PORTFOLIO ... seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Series' objective of capital appreciation. While the Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Series may invest in lower rated fixed income securities or comparable unrated securities.

 . MFS EMERGING GROWTH PORTFOLIO ... seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Series may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

 . MFS RESEARCH PORTFOLIO ... seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

 . MFS INVESTORS TRUST PORTFOLIO ... seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Massachusetts Financial Service Company is responsible for selection and management of the portfolio investments of the MFS Variable Series.

 . The Van Eck Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

 . VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO ... seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration. Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution or one or more of the following (together "Hard Assets"):
    (1) precious metals, (2) ferrous and non-ferrous metals, (3) gas, petroleum, petrochemicals and other hydrocarbons, (4) forest products, (5) real estate and (6) other basic non-agricultural commodities.

 . VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO ... seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Associates Corporation serves as investment advisor and manages the investment operations of the Van Eck Portfolios and furnishes the Portfolios with a continuous investment program which includes determining which securities should be brought, sold or held.

 . The Federated Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

 . FEDERATED UTILITY FUND II PORTFOLIO ... seeks to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies.

 . FEDERATED GROWTH STRATEGIES PORTFOLIO ... seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.

 . FEDERATED U.S. GOVERNMENT BOND PORTFOLIO ... seeks current income by investing in a diversified portfolio limited to U.S. government securities.

 . FEDERATED HIGH INCOME BOND PORTFOLIO ... seeks high current income. The Portfolio invests in fixed income securities, which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Insurance Management Series, which should be read carefully before investing.

 . FEDERATED EQUITY INCOME FUND II PORTFOLIO ... seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, in cash and cash items during times of unusual conditions to maintain liquidity. Cash items may include commercial paper, Europaper, certificates of deposit, obligations of the U.S. Government, repurchase agreements and other short-term instruments.

Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated insurance Series Trustees.

 . The Lazard Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

 . LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO ... seeks capital appreciation. This portfolio invests primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries considered to be inexpensively priced relative to the return on total capital or equity.

 . LAZARD RETIREMENT SMALL CAP PORTFOLIO ... seeks capital appreciation. This Portfolio invests primarily in equity securities of companies with market capitalization under $1 billion considered to be inexpensively priced relative to the return on total capital or equity.

Lazard Freres Asset Management serves as investment advisor and continually furnishes an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention, and disposition of securities.

 . THE ALGER AMERICAN FUND - currently has the following series or portfolios, each of which is an Eligible Portfolio:

 . SMALL CAPITALIZATION PORTFOLIO ... seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.

 . Growth Portfolio ... seeks to achieve long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.

 . MidCap Growth Portfolio ... seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

 . Leveraged AllCap Portfolio ... seeks to achieve long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid in the money borrowed.

 . Income & Growth Portfolio ... primarily seeks to provide a high level of divided income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those that the managers believe also offer opportunities for capital appreciation.

 . Balanced Portfolio ... seeks current income and long-term capital appreciation. It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities that appear to have some potential for capital appreciation.

Fred Alger Management, Inc. is the Alger American Fund's investment adviser. Fred Alger Management, Inc. also provides investment advisory and Portfolio management services to us and to other clients. Fred Alger Management, Inc. maintains a staff of experienced investment personnel and related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the above funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such, portfolios, pay us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts, of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

We may establish additional subaccounts, which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract, as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers Before Annuity Date", page 27.)

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT TAX ADVICE

INTRODUCTION

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

TAX STATUS OF THE CONTRACTS

The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES IN GENERAL

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

WITHDRAWALS

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

PENALTY TAX

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

 .  made after the taxpayer reaches age 59/1//2;

 .  made as a result of the death of the Contract Owner;

 .  attributable to the taxpayer becoming disabled; or

 . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

 . For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

 . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

 . if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

 . if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

TRANSFERS OR ASSIGNMENTS OF A CONTRACT

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

WITHHOLDING

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

MULTIPLE CONTRACTS

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

EXCHANGES

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

TAXATION OF QUALIFIED CONTRACTS

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

 .  contributions made in excess of specified limits;

 .  distributions received prior to age 59/1//2 (subject to certain exceptions);

 . distributions that do not conform to specified commencement and minimum distribution rules;

 .  aggregate distributions in excess of a specified annual amount; and

 .  contributions or distributions made in other  circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70/1//2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70/1//2. For Individual Retirement Annuities
(IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70/1//2.

 . CORPORATE AND SELF EMPLOYED PENSION AND PROFIT SHARING PLANS - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

 . TAX SHELTERED ANNUITIES - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59/1//2, separation from service, disability, or financial hardship:

 (a) elective contributions made in years beginning after December 31, 1988;

 (b) earnings on those contributions; and

 (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

 In addition, income attributable to elective contributions may not be distributed in the case of hardship.

 . INDIVIDUAL RETIREMENT ANNUITIES - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contract Owner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59/1//2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   [Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59/1//2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]

 . SIMPLE INDIVIDUAL RETIREMENT ANNUITIES - Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans, employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59/1//2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

 . DEFERRED COMPENSATION PLANS - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 70/1//2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

ALL CONTRACTS

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACT

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2000 and for the year then ended and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2000 and the related statements of operations for the year then ended, and the statements of changes in net assets for the year then ended, included in this prospectus and elsewhere in the registration statement, have been audited by KPMG LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998 and for the years then ended and the statements of changes in net assets of American National Variable Annuity Separate Account for the year ended December 31, 1999, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

A registration statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                              PAGE
The Contract...............................................      3
Valuation of Accumulation Units............................      3
Computation of Variable Annuity Payments...................      3
Annuity Unit Value.........................................      4
Summary....................................................      4
Exceptions to Charges......................................      5
Assignment.................................................      5
Minimum Distributions Program..............................      5
Distribution of the Contract...............................      6
Tax Matters................................................      7
Records and Reports........................................      7
Performance................................................      8
Total Return...............................................      8
Other Total Return.........................................      9
Yields.....................................................      9
State Law Differences......................................     10
Separate Account...........................................     10
Termination of Participating Agreements....................     11
Financial Statements.......................................     20
Financials.................................................     21

AMERICAN NATIONAL VARIABLE ANNUITY II
STATEMENT OF ADDITIONAL INFORMATION
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
1-800-306-2959
RELATING TO THE PROSPECTUS DATED MAY 1, 2001

CUSTODIAN

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999


PRINCIPAL DISTRIBUTOR

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573


INDEPENDENT AUDITORS

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786


This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Variable Annuity Contract II ("the Contract") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-306-2959, or writing to American National Insurance Company, P.O. Box 1893, Galveston, Texas 77553-1893. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 3934-SAI                                                       Rev. 5-01

TABLE OF CONTENTS

                                              PAGE
The Contract...............................      3
Valuation of Accumulation Units............      3
Computation of Variable Annuity Payments...      3
Annuity Unit Value.........................      4
Summary....................................      4
Exceptions to Charges......................      5
Assignment.................................      5
Minimum Distributions Program..............      5
Distribution of the Contract...............      6
Tax Matters................................      7
Records and Reports........................      7
Performance................................      8
Total Return...............................      8
Other Total Return.........................      9
Yields.....................................      9
State Law Differences......................     10
Separate Account...........................     10
Termination of Participating Agreements....     11
Financial Statements.......................     20
Financials.................................     21

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS

The Accumulation Unit Value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each Subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table "a" (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 3.0% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

The value of an annuity unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

ILLUSTRATION: CALCULATION OF ANNUITY UNIT VALUE
Annuity at age 65: Life with 120 payments certain

  1. Annuity unit value, beginning of period             $  .980000

  2. Net investment factor for Period                      1.001046

  3. Daily adjustment for 3.0% Assumed Investment Rate      .999919

  4. (2) x (3)                                             1.000965

  5. Annuity unit value, end of period (1) x (4)         $  .980946

ILLUSTRATION: ANNUITY PAYMENTS
Annuity at age 65: Life with 120 payments certain

  1. Number of accumulation units at annuity date         10,000.00

  2. Accumulation Unit value (10 days prior to date of
     first monthly payment)                              $ 1.800000

  3. Accumulation Value of Contract (1) x (2)            $18,000.00

  4. First monthly annuity payment per $1,000 of
     Accumulation Value                                  $     5.63

  5. First monthly annuity payment (3) x (4) / 1,000     $   101.34

  6. Annuity Unit value (10 days prior to date of first
     monthly payment)                                    $  .980000

  7. Number of annuity units (5) / (6)                      103.408

  8. Assume annuity unit value for second month equal to $  .997000

  9. Second monthly annuity payment (7) x (8)            $   103.10

 10. Assume annuity unit value for third month equal to  $  .953000

 11. Third monthly annuity payment (7) x (10)            $    98.55

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

$100 x [1.01/(1.03)/30/365/] = $100.75

We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the "Minimum Distributions Program" by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based soley on the value of the Contractowner's Contract. However, the required minimum distribution amounts applicable to the Contractowner's particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contractowner's Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year in which the Contractowner attains age 70/1//2. If the Contractowner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contractowner and elections made by the Contractowner. The Contractowner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code's minimum distribution rules.

Minimum Distributions Program is based on American National's understanding of the present federal income tax laws, as they are currently interpreted by the IRS. Numerous special tax rules apply to Contractowners whose Contracts are used with qualified plans. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities SM&R is responsible for:

 . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

 . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

 .  training agents of American National for the sale of Contracts, and

 .  forwarding all purchase payments under the Contracts directly to American
   National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for annuity contracts to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

 (i) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

(ii) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

These requirements are considered satisfied as to any portion of the Contractowner's interest that is (i) payable as annuity payments which begin within one year of the Contractowner's death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account.

Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

Performance information for any subaccount may be compared, in reports and advertising to:

 .  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

 .  Dow Jones Industrial Average ("DJIA"),

 .  Donoghue's Money Market Institutional Averages;

 . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

 . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

 . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

 . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the Separate Account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

OTHER TOTAL RETURN

From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the annual contract fee and the Surrender Charge.

YIELDS

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the American National Money Market subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the American National Money Market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula

Effective Yield = [(Base Period Return +1)/365/7/] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

Yield = 2[((a - b)/cd + 1)/6/ - 1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

 .  collect charges,

 .  pay the surrenders,

 .  secure Policy loans,

 .  provide benefits, or

 .  transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

 .  operate the Separate Account as a management company,

 .  de-register the Separate Account if registration is no longer required,

 .  combine the Separate Account with other separate accounts,

 . restrict or eliminate any voting rights associated with the Separate Account, or

 . transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE AMERICAN NATIONAL FUND

The participation agreement for the American National Fund provides for termination:

 . upon sixty days advance written notice by any party,

 . by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

 . by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

 . by American National upon the requisite vote of the Contractowners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, and

 . by American National upon institution of formal proceedings against the Fund by the SEC.

THE FIDELITY FUNDS

All participation agreements for the Fidelity Funds provide for termination:

 .  upon sixty days advance written notice by any party,

 .  by American National with respect to any Fidelity Portfolio if American
   National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

 . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by the Fidelity Funds or the underwriter forty-five days after American
   National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

THE VAN ECK FUND

This participation agreement provides for termination:

 .  upon sixty days advance written notice by any party,

 .  by American National with respect to any Van Eck Portfolio if American
   National determines that shares of such Van Eck Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any Van Eck Portfolio if any of the shares of such Van Eck Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 .  by American National with respect to any Van Eck Portfolio if such Van Eck
   Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Van Eck Fund will fail to so qualify,

 .  by American National with respect to any Van Eck Portfolio if such Van Eck
   Portfolio fails to meet the diversification requirements specified in the Van Eck participation agreement,

 . by the Van Eck Fund or the underwriter, upon a determination by either, that American National or its affiliated companies has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the Van Eck Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by the Van Eck Fund or the underwriter forty-five days after American
   National gives the Van Eck Fund and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Van Eck participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exits between the interests of the Contractowners and other investors or between American National's interests in the Van Eck Fund and the interests of other insurance companies invested in the Van Eck Fund.

THE T. ROWE PRICE FUNDS

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 .  by American National with respect to any T. Rowe Price Portfolio if American
   National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

 .  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

 . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by the T. Rowe Price Funds or the underwriter sixty days after American
   National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding,

 . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

THE FEDERATED FUND

This participation agreement provides for termination:

 .  upon one hundred eighty days advance written notice by any party,

 . at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

 . at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,

 . at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

 . upon a requisite vote of the Contractowners to substitute shares of another fund for shares of the Federated Fund,

 . if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by any party upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contractowners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

 . at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

 . at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

THE LAZARD FUND

This participation agreement provides for termination:

 . upon one hundred eighty days advance written notice by any party, unless a shorter period is agreed upon by the parties,

 . at American National's option if shares of any Lazard Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at American National's option upon the institution of formal proceedings against the Lazard Fund or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the Lazard Fund's ability to perform its obligations under the Lazard participation agreement,

 . at the option of the Lazard Fund upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body if the Lazard Fund determines that such proceedings will have a material adverse effect on American National's ability to perform under the Lazard participation agreement,

 . at the option of the Lazard Fund upon a determination by the Lazard Fund that American National has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of American National, if, after the expiration of sixty days written notice of such determination, American National has not cured the situation to the satisfaction of the Lazard Fund,

 . at American National's option upon a determination by American National that the Lazard Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of the Lazard Fund, if, after the expiration of sixty days written notice of such determination, the Lazard Fund has not cured the situation to the satisfaction of American National,

 . upon the termination of the Investment Management Agreement between the Lazard Fund and its investment advisor, unless American National specifically approves selection of a new investment advisor, or upon the sale, acquisition or change of control of the investment advisor,

 . if any of the shares of a Lazard Portfolio are not registered, issued, or sold in accordance with applicable federal law, or such law precludes the use of such shares as the underlying investment media of the Contracts,

 .  at the option of the Lazard Fund upon a determination by the Lazard Fund's
   Board of Trustees that it is no longer in the best interest of the shareholders for the Lazard Fund to operate under the Lazard participation agreement,

 . at the option of the Lazard Fund if the Contracts cease to qualify as annuity contracts or life insurance policies under the Code, or the Lazard Fund reasonably believes the Contracts may fail to so qualify,

 . at the option of either party upon one party's breach of a material provision of the Lazard participation agreement, which breach has not been cured to the satisfaction of the non-breaching party within ten days after receipt of written notice of the breach,

 . at the Lazard Fund's option if the Contracts are not registered, issued, or sold in accordance with applicable federal or state law,

 . upon assignment of the Lazard participation agreement, unless made with the written consent of the non-assigning party,

 . at the option of either party upon a determination by a majority of the Trustees of the Lazard Fund that an irreconcilable conflict exists between the interests of the Contractowners and other investors in the Lazard Fund or between American National's interests in the Lazard Fund and the interests of other insurance companies invested in the Lazard Fund, or

 . upon a requisite vote of the Contractowners, or obtaining a SEC order or no-action letter, to substitute the shares of another fund for the shares of one or more Lazard Portfolios upon 60 days written notice to the Lazard Fund.

THE MFS FUND

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 . at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund,

 . at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contractowners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

 . by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity

 .  by American National upon a determination by American National that the MFS
   Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

 . upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

THE ALGER AMERICAN FUND

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 .  at American National's option to the extent the shares of any Alger American
   Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund,

 . at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

 . by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by American National upon a determination by American National that the Alger
   American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

 . upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

FINANCIAL STATEMENTS

The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Equity Income, AN High Yield Bond, AN Government Bond, AN Small-Cap/Mid-Cap, Fidelity Asset Manager, Fidelity Index 500, Fidelity Growth Opportunities, Fidelity Contrafund, Fidelity Asset Manager:
Growth, T. Rowe Price (TRP) Limited-Term Bond, TRP Equity Income, TRP International Stock, TRP Mid-Cap Growth, MFS Research, MFS Capital Opportunities, MFS Emerging Growth, MFS Growth with Income, Van Eck (VE) Worldwide Emerging Markets, VE Worldwide Hard Assets, Lazard (LAZ) Retirement Emerging Markets, LAZ Retirement Small Cap, Federated Growth Strategies, Federated U.S. Government Bond, Federated High Income Bond, Federated Equity Income Fund II, Federated Utility Fund II, Alger American Balanced, Alger American Growth, Alger American Income & Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization Portfolio Subaccounts) (collectively, the Account) as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000 and the results of its operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Houston, Texas

April 11, 2001

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of changes in net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Equity Income, Fidelity Asset Manager, Fidelity Index 500, Fidelity Growth Opportunities, Fidelity Contra Fund, Fidelity Asset Manager Growth, T. Rowe Price Equity Income, T. Rowe Price International Stock, T. Rowe Price Midcap Growth, T. Rowe Price Limited Term Bond, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Research Series, MFS Growth w/ Income Series, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets, Federated Utility Fund II, Federated Growth Strategies, Federated US Government Bond, Federated High Income Bond, Federated Equity Income Fund II, Lazard Retirement Emerging Markets, and Lazard Retirement Small Cap Portfolio Subaccounts) (collectively, the Account) for the year ended December 31,1999. This financial statement is the responsibility of the Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1999 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in net assets of the Account for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Houston, Texas

April 21, 2000


STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                                                                                              AN
                                              AN        AN MONEY        AN             AN           AN HIGH    AN GOV'T   SMALL-CAP/
                                            GROWTH       MARKET      BALANCED     EQUITY INCOME   YIELD BOND     BOND       MID-CAP
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investment in shares of
  mutual funds, at market                 $ 1,892,960  $ 3,494,810  $ 2,016,059    $ 5,118,601   $   40,625     $ 10,309   $ 115,071
====================================================================================================================================
LIABILITIES:
 Contract owner reserves                  $ 1,892,960  $ 3,494,810  $ 2,016,059    $ 5,118,601   $   40,625     $ 10,309   $ 115,071
====================================================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
 Number of shares                             980,822    3,494,810    1,390,388      2,694,000       42,763       9,912      174,351
 Cost                                     $ 1,894,229  $ 3,494,810  $ 2,122,304    $ 4,916,599   $   42,399     $ 10,403   $ 164,097
------------------------------------------------------------------------------------------------------------------------------------
        See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                                                                              FIDELITY
                                                      FIDELITY      FIDELITY       FIDELITY                     ASSET
                                                        ASSET         INDEX         GROWTH        FIDELITY     MANAGER:
                                                       MANAGER         500       OPPORTUNITIES   CONTRAFUND     GROWTH
                                                      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investment in shares of mutual funds, at market     $ 1,464,834   $ 9,572,394    $ 2,533,896   $ 6,184,654   $ 1,259,965
=========================================================================================================================
LIABILITIES:
 Contract owner reserves                             $ 1,464,834   $ 9,572,394    $ 2,533,896   $ 6,184,654   $ 1,259,965
=========================================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
 Number of shares                                         91,552        64,017        142,835       260,516        87,437
 Cost                                                $ 1,545,546   $ 9,703,238    $ 3,121,232   $ 6,612,768   $ 1,417,893
-------------------------------------------------------------------------------------------------------------------------
        See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                            TRP          TRP             TRP            TRP
                                                         LIMITED-       EQUITY       INTERNATIONAL     MID-CAP
                                                         TERM BOND      INCOME           STOCK         GROWTH
                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market       $ 1,258,647   $ 3,353,320     $ 1,446,825    $ 2,365,093
=================================================================================================================
LIABILITIES:
  Contract owner reserves                               $ 1,258,647   $ 3,353,320     $ 1,446,825    $ 2,365,093
=================================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                          255,304       171,525          96,007        128,328
  Cost                                                  $ 1,228,590   $ 3,291,884     $ 1,521,112    $ 2,142,771
-----------------------------------------------------------------------------------------------------------------
     See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                                           MFS             MFS          MFS
                                                             MFS         CAPITAL         EMERGING      GROWTH
                                                          RESEARCH     OPPORTUNITIES      GROWTH       W/INCOME
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market       $ 2,528,569     $ 3,307,144     $ 4,857,614   $ 2,495,521
=================================================================================================================
LIABILITIES:
  Contract owner reserves                               $ 2,528,569     $ 3,307,144     $ 4,857,614   $ 2,495,521
=================================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                          121,566         171,710         168,433       118,778
  Cost                                                  $ 2,566,336     $ 3,339,524     $ 5,011,324   $ 2,414,443
-----------------------------------------------------------------------------------------------------------------
     See accompanying notes to financial statements.


STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                             VE          VE           LAZ
                                                          WORLDWIDE   WORLDWIDE    RETIREMENT      LAZ
                                                          EMERGING       HARD       EMERGING    RETIREMENT
                                                           MARKETS      ASSETS      MARKETS      SMALL CAP
                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market       $   704,842   $  144,190   $  466,366   $ 1,061,865
===========================================================================================================
LIABILITIES:
  Contract owner reserves                               $   704,842   $  144,190   $  466,366   $ 1,061,865
===========================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                           85,023       11,946       61,445        90,371
  Cost                                                  $ 1,141,922   $  127,845   $  623,472   $   918,241
-----------------------------------------------------------------------------------------------------------
    See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                                       FEDERATED    FEDERATED    FEDERATED
                                                          FEDERATED       U.S.         HIGH       EQUITY       FEDERATED
                                                           GROWTH      GOVERNMENT   INCOME        INCOME        UTILITY
                                                         STRATEGIES       BOND         BOND       FUND II       FUND II
                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market       $ 2,373,589   $ 1,462,767  $ 2,370,511   $  893,968    $ 456,501
=========================================================================================================================
LIABILITIES:
  Contract owner reserves                               $ 2,373,589   $ 1,462,767  $ 2,370,511   $  893,968    $ 456,501
==========================================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                          102,531       131,662      280,202       62,428       36,696
  Cost                                                  $ 3,090,721   $ 1,398,244  $ 2,776,344   $  962,284    $ 514,814
--------------------------------------------------------------------------------------------------------------------------
    See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000
                                                                                                                     ALGER AMER.
                                                                   ALGER AMER.       ALGER AMER.     ALGER AMER.       SMALL
                                     ALGER AMER.    ALGER AMER.     INCOME &          LEVERAGED        MID CAP       CAPITAL-
                                      BALANCED       GROWTH          GROWTH            ALLCAP          GROWTH         IZATION
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investment in shares of
  mutual funds, at market             $  21,492    $  155,511       $ 219,299       $ 165,374        $  435,928      $  26,960
===============================================================================================================================
LIABILITIES:
 Contract owner reserves              $  21,492    $  155,511       $ 219,299       $ 165,374        $  435,928      $  26,960
===============================================================================================================================
INVESTMENT PORTFOLIO
 INFORMATION:
 Number of shares                         1,561        3,290           16,538           4,262            14,237          1,148
 Cost                                 $  22,597    $ 171,798        $ 227,891       $ 193,176        $  478,383      $  30,191
-------------------------------------------------------------------------------------------------------------------------------
    See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                              AN        AN MONEY        AN             AN           AN HIGH    AN GOV'T
                                            GROWTH       MARKET      BALANCED     EQUITY INCOME   YIELD BOND     BOND
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from mutual funds            $   27,364    $ 154,816    $   71,917       $   92,760    $  2,390     $   409
EXPENSES
   Charges to contract owners for
    assuming mortality and expense
      risks                                  (22,918)     (35,479)      (23,813)         (54,104)        (64)        (23)
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     $    4,446    $ 119,337    $   48,104       $   38,656    $  2,326     $   386
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain on sale
    of investments                        $   31,761    $      --    $   12,840       $   57,037    $     (2)   $     --
   Capital gains distributions
    from mutual funds                         40,902           --        96,942          286,478          --          --
   Net unrealized appreciation
    (depreciation) of investments
     during the period                      (149,717)      13,430      (109,100)          37,178      (1,774)        (95)
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN
  ON INVESTMENTS                          $  (77,054)   $  13,430    $      682       $  380,693    $ (1,776)   $    (95)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $  (72,608)   $ 132,767    $   48,786       $  419,349    $    550    $    291
========================================================================================================================
  See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000                                                                               FIDELITY
                                                        FIDELITY       FIDELITY       FIDELITY                      ASSET
                                                         ASSET           INDEX         GROWTH        FIDELITY      MANAGER:
                                                        MANAGER           500       OPPORTUNITIES   CONTRAFUND      GROWTH
                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                           $  46,315      $    89,219     $  39,840    $    17,885     $  23,749
EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                           (19,490)        (123,460)      (37,424)       (76,826)      (16,145)
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            $  26,825      $   (34,241)    $   2,416    $   (58,941)    $   7,604
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments       $ (22,540)     $   224,153     $ (35,597)   $   133,842     $  (8,629)
  Capital gains distributions from mutual funds           109,115           39,000       202,046        649,225        96,282
  Net unrealized appreciation (depreciation)
   of investments during the period                      (192,679)      (1,293,659)     (752,590)    (1,243,597)     (280,099)
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                         $(106,104)     $(1,030,506)    $(586,141)   $  (460,530)    $(192,446)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $ (79,279)     $(1,064,747)    $(583,725)   $  (519,471)    $(184,842)
==============================================================================================================================
  See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
                                                       TRP               TRP              TRP              TRP
                                                     LIMITED-           EQUITY       INTERNATIONAL       MID-CAP
                                                     TERM BOND          INCOME           STOCK           GROWTH
                                                     PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                        $   70,668       $   62,189     $    9,047      $      --
EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                         (14,804)         (38,953)       (20,771)       (27,414)
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         $   55,864       $   23,236     $  (11,724)     $ (27,414)
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain on sale of investments           $  (24,402)      $  (32,241)    $  194,500      $  229,021
  Capital gains distributions from mutual funds               -          187,778         43,424          41,950
  Net unrealized appreciation (depreciation)
   of investments during the period                      60,694          162,593       (567,932)       (129,934)
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                      $   36,292       $  318,130     $ (330,008)     $  141,037
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $   92,156       $  341,366     $ (341,732)     $  113,623
==================================================================================================================
  See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
                                                                             MFS           MFS          MFS
                                                              MFS          CAPITAL      EMERGING       GROWTH
                                                           RESEARCH     OPPORTUNITIES    GROWTH        W/INCOME
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                             $      941    $        --    $         --   $   11,431

EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                              (31,777)       (39,982)        (73,646)     (31,133)

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              $  (30,836)    $  (39,982)   $    (73,646)  $  (19,702)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments         $  145,661     $  311,894    $    928,572   $  100,037
  Capital gains distributions from mutual funds              161,474        246,763         324,335       20,757
  Net unrealized appreciation (depreciation)
   of investments during the period                         (453,901)      (749,131)     (2,504,505)    (134,800)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                           $ (146,766)    $ (190,474)   $ (1,251,598)  $  (14,006)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $ (177,602)    $ (230,456)   $ (1,325,244)  $  (33,708)
=================================================================================================================
  See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000                       VE             VE            LAZ           LAZ
                                                        WORLDWIDE      WORLDWIDE     RETIREMENT    RETIREMENT
                                                        EMERGING         HARD         EMERGING        SMALL
                                                         MARKETS         ASSETS       MARKETS         CAP
                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from mutual funds                        $          -     $     768     $      836     $   2,526

EXPENSES
   Charges to contract owners for assuming
     mortality and expense risks                           (11,092)       (1,520)        (6,412)      (12,402)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           $   (11,092)    $    (752)     $  (5,576)    $  (9,876)
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
   Net realized gain on sale of investments            $   262,724     $   3,452     $   66,443     $  98,490
   Capital gains distributions from mutual funds                 -             -         18,345         9,597
   Net unrealized appreciation (depreciation)
    of investments during the period                      (773,923)       12,630       (267,178)       86,579
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                        $  (511,199)    $  16,082     $ (182,390)    $ 194,666
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $  (522,291)    $  15,330     $ (187,966)    $ 184,790
=============================================================================================================
  See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000                                    FEDERATED    FEDERATED     FEDERATED
                                                        FEDERATED          U.S.        HIGH         EQUITY      FEDERATED
                                                          GROWTH        GOVERNMENT    INCOME        INCOME       UTILITY
                                                        STRATEGIES        BOND         BOND        FUND II       FUND II
                                                        PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from mutual funds                          $         -     $ 78,153     $ 278,691     $  11,678     $ 15,074
EXPENSES
   Charges to contract owners for assuming
     mortality and expense risks                            (29,216)     (18,150)      (34,150)      (12,879)      (6,261)
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            $   (29,216)    $ 60,003     $ 244,541     $  (1,201)    $  8,813
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
   Net realized gain (loss) on sale of investments      $   202,116     $(49,439)    $(208,631)    $  71,285     $ (6,485)
   Capital gains distributions from mutual funds            162,902            -             -             -       10,019
   Net unrealized appreciation (depreciation)
    of investments during the period                     (1,040,229)     117,994      (316,103)     (199,435)     (61,019)
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                         $  (675,211)    $ 68,555     $(524,734)    $(128,150)    $(57,485)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $  (704,427)    $128,558     $(280,193)    $(129,351)    $(48,672)
==========================================================================================================================
  See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
                                                                             ALGER AMER           ALGER AMER.         ALGER AMER.
                                     ALGER AMER.         ALGER AMER.          INCOME &             LEVERAGED           MID CAP
                                      BALANCED             GROWTH              GROWTH               ALLCAP              GROWTH
                                     PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds       $       --            $       --          $      --            $       --          $      --
EXPENSES
  Charges to contract owners
   for assuming
    mortality and expense
     risks                                 (74)                 (442)              (722)                 (456)            (1,535)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)        $      (74)           $     (442)         $    (722)           $     (456)         $  (1,535)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale
   of investments                   $      (37)           $     (101)         $      (8)           $      (97)         $      90
  Capital gains
   distributions from mutual
   funds                                    --                    --                 --                    --                 --
  Net unrealized
   appreciation
   (depreciation)
   of investments during the
    period                              (1,105)              (16,287)            (8,592)              (27,802)            (42,456)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                $   (1,142)           $  (16,388)         $  (8,600)           $  (27,899)         $  (42,366)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                         $   (1,216)           $  (16,830)         $  (9,322)           $  (28,355)         $  (43,901)
===================================================================================================================================
  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                       AN GROWTH             AN MONEY MARKET           AN BALANCED          AN EQUITY INCOME
                                       PORTFOLIO                PORTFOLIO               PORTFOLIO               PORTFOLIO
                               -----------------------------------------------------------------------------------------------------
                                   2000       1999          2000        1999          2000        1999         2000      1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)  $    4,446   $      875   $  119,337   $    63,135   $   48,104   $   28,051  $  38,656   $   11,991
 Net realized gain (loss) on
  investments                      31,761       55,541           --            --       12,840        9,782     57,037       42,806
 Capital gains distributions
  from mutual funds                40,902          809           --            --       96,942       95,638    286,478      299,859
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                        (149,717)     100,200       13,430            --     (109,100)     (35,491)    37,178       71,426
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations  $  (72,608)  $  157,425   $  132,767   $     63,135   $   48,786  $   97,980  $  419,349  $  426,082
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net               $  676,213   $  761,911   $  784,102   $  2,085,453   $  554,151  $  993,193  $1,331,698  $1,986,896
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees              (120,205)     (31,373)    (580,878)      (459,196)    (206,261)    (16,253)   (321,572)   (216,257)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions      $  556,008   $  730,538   $  203,224   $  1,626,257   $  347,890  $  976,940  $1,010,126  $1,770,639
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS   $  483,400   $  887,963   $   335,991  $  1,689,392   $  396,676  $1,074,920  $1,429,475  $2,196,721

NET ASSETS, BEGINNING OF
 PERIOD                         1,409,560      521,597     3,158,819     1,469,427    1,619,383     544,463   3,689,126   1,492,405
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD      $1,892,960   $1,409,560   $ 3,494,810  $  3,158,819   $2,016,059  $1,619,383  $5,118,601  $3,689,126
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year            1,053,733      442,903     2,990,678     1,432,629    1,384,556     496,647   2,805,851   1,311,739
  Purchase payments               702,663      941,364    21,950,575    32,536,955      671,851   1,000,713   1,127,917   2,102,055
  Policy withdrawals and
   charges                       (281,990)    (330,534)  (21,780,409)  (30,978,906)    (380,249)   (112,804)   (414,143)   (607,943)
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                         1,474,406    1,053,733     3,160,844     2,990,678    1,676,158   1,384,556   3,519,625   2,805,851
====================================================================================================================================
  Accumulation unit value      $    1.284   $    1.338   $     1.106  $      1.056   $    1.203  $    1.170  $    1.454  $    1.315
------------------------------------------------------------------------------------------------------------------------------------
  See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                                                                          AN
                                                            AN HIGH      AN GOV'T      SMALL-CAP/
                                                          YIELD BOND       BOND          MID-CAP
                                                           PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                       -------------------------------------------
                                                              2000         2000           2000
--------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income (loss)                              $ 2,326       $   386        $    (364)
 Net realized gain (loss) on investments                        (2)           --              (31)
 Capital gains distributions from mutual funds                  --            --               --
 Net unrealized appreciation (depreciation)
  of investments during the period                          (1,774)          (95)         (49,026)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                              $   550       $   291        $ (49,421)
--------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers, net                $40,075       $10,018        $ 164,916
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees                             --            --             (424)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from policy related transactions             $40,075       $10,018        $ 164,492
--------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                               $40,625       $10,309        $ 115,071

NET ASSETS, BEGINNING OF PERIOD                                 --            --               --
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                  $40,625       $10,309        $ 115,071
==================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the accumulation period
  Contract owners
  Accumulation units beginning of year                          --            --               --
  Purchase payments                                         40,717        10,018          187,830
  Policy withdrawals and charges                                --            --             (409)
--------------------------------------------------------------------------------------------------
  Accumulation units end of year                            40,717        10,018          187,421
==================================================================================================
  Accumulation unit value                                   $0.998        $1.029           $0.614
--------------------------------------------------------------------------------------------------
  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                     FIDELITY ASSET                                   FIDELITY GROWTH
                                        MANAGER            FIDELITY INDEX 500          OPPORTUNITIES        FIDELITY CONTRAFUND
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
                               -----------------------------------------------------------------------------------------------------
                                   2000       1999          2000        1999          2000        1999         2000      1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)  $   26,825   $   11,734   $   (34,241) $  (36,503)  $     2,416  $  (14,733) $   (58,941)  $ (29,820)
 Net realized gain (loss) on
  investments                     (22,540)       7,247       224,153     117,279       (35,597)     32,208      133,842      81,922
 Capital gains distributions
  from mutual funds               109,115       31,552        39,000      20,464       202,046      27,667      649,225      64,222
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                        (192,679)      58,788    (1,293,659)    880,437      (752,590)     14,173   (1,243,597)    599,293
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations  $  (79,279)  $  109,321   $(1,064,747) $  981,677   $  (583,725) $   59,315  $  (519,471) $  715,617
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net               $  201,788   $  713,617   $ 3,131,446  $4,906,036   $   429,724  $1,920,035  $ 2,111,914  $2,839,987
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees              (111,525)     (18,449)     (638,314)   (207,221)     (511,649)    (93,029)    (265,663)   (233,191)
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions      $   90,263   $  695,168   $ 2,493,132  $4,698,815   $   (81,925) $1,827,006  $ 1,846,251  $2,606,796
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                    $   10,984   $  804,489   $ 1,428,385  $5,680,492   $  (665,650) $1,886,321  $ 1,326,780  $3,322,413

NET ASSETS, BEGINNING OF
 PERIOD                         1,453,850      649,361     8,144,009   2,463,517     3,199,546   1,313,225    4,857,874   1,535,461
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD      $1,464,834   $1,453,850   $ 9,572,394  $8,144,009   $ 2,533,896  $3,199,546  $ 6,184,654  $4,857,874
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year            1,171,411      574,144     5,449,038   1,961,720     2,479,615   1,048,341    3,299,987   1,280,113
  Purchase payments               414,501      654,113     2,884,238   4,272,532       928,677   1,811,669    1,955,340   2,684,105
  Policy withdrawals and
   charges                       (341,938)     (56,846)   (1,182,761)   (785,214)   (1,010,942)    (380,395)   (699,406)   (664,231)
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                         1,243,974    1,171,411     7,150,515   5,449,038     2,397,350    2,479,615   4,555,921   3,299,987
====================================================================================================================================
  Accumulation unit value      $    1.178   $    1.241   $     1.339  $    1.495   $     1.057  $     1.290 $    1.357   $    1.472
------------------------------------------------------------------------------------------------------------------------------------
  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                     FIDELITY ASSET            TRP LIMITED-             TRP EQUITY
                                        MANAGER                 TERM BOND                 INCOME                 TRP STOCK
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
                               -----------------------------------------------------------------------------------------------------
                                   2000       1999          2000        1999          2000        1999         2000      1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)  $    7,604   $  3,448     $   55,864   $   38,462    $   23,236   $   20,710  $  (11,724) $ (11,040)
 Net realized gain (loss) on
  investments                      (8,629)     9,129        (24,402)     (11,774)      (32,241)     (16,215)    194,500     39,879
 Capital gains distributions
  from mutual funds                96,282     19,995             --           --       187,778      132,954      43,424     22,548
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                        (280,099)    71,233         60,694      (30,121)      162,593     (111,195)   (567,932)    423,938
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations  $ (184,842)  $103,805     $   92,156   $   (3,433)   $  341,366   $   26,254  $ (341,732) $  475,325
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net               $  544,694   $446,863     $  218,564   $  522,110    $   68,402   $1,555,407  $  262,776  $  620,613
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees               (97,452)   (17,017)       (62,614)    (157,803)     (253,151)     (87,670)   (435,596)   (211,654)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions      $  447,242   $429,846     $  155,950   $  364,307    $ (184,749)  $1,467,737  $ (172,820) $  408,959
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS   $  262,400   $533,651     $  248,106   $  360,874    $  156,617   $1,493,991  $ (514,552) $  884,284
NET ASSETS, BEGINNING OF
 PERIOD                           997,565    463,914      1,010,541      649,667     3,196,703    1,702,712   1,961,377   1,077,093
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD      $1,259,965   $997,565     $1,258,647   $1,010,541    $3,353,320   $3,196,703  $1,446,825  $1,961,377
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year              756,794    400,709        967,119      619,170     2,889,871    1,576,949   1,312,141     949,084
  Purchase payments               715,916    425,419        514,780      802,591       687,599    1,900,913     479,382     876,691
  Policy withdrawals and
   charges                       (367,004)   (69,334)      (365,440)    (454,642)     (862,332)    (587,991)   (598,707)   (513,634)
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                         1,105,706    756,794      1,116,459      967,119     2,715,138    2,889,871   1,192,816   1,312,141
====================================================================================================================================
  Accumulation unit value      $    1.140   $  1.318     $    1.127     $  1.045    $    1.235   $    1.106  $    1.213   $   1.495
------------------------------------------------------------------------------------------------------------------------------------
  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                                                 MFS CAPITAL
                                     TRP MID-CAP GROWTH              MFS RESEARCH               OPPORTUNITIES
                                         PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                  ------------------------------------------------------------------------------------
                                     2000          1999          2000           1999            2000          1999
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)    $  (27,414)   $  (18,313)   $  (30,836)    $  (16,185)    $  (39,982)   $  (18,521)
 Net realized gain (loss) on
  investments                       229,021       103,056       145,661         44,341        311,894        92,966
 Capital gains distributions
  from mutual funds                  41,950        17,563       161,474         13,511        246,763         3,752
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                          (129,934)      221,020      (453,901)       333,905       (749,131)      593,975
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations    $  113,623    $  323,326    $ (177,602)    $  375,572     $ (230,456)   $  672,172
----------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                 $  723,626    $  613,366    $  801,659     $  996,478     $1,326,477    $1,170,589
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees                (251,817)     (252,068)     (300,753)       (50,428)      (280,540)     (207,570)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions        $  471,809    $  361,298    $  500,906     $  946,050     $1,045,937    $  963,019
----------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS     $  585,432    $  684,624    $  323,304     $1,321,622     $  815,481    $1,635,191
NET ASSETS, BEGINNING OF
 PERIOD                           1,779,661     1,095,037     2,205,265        883,643      2,491,663       856,472
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD        $2,365,093    $1,779,661    $2,528,569     $2,205,265     $3,307,144    $2,491,663
======================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year              1,198,960       901,715     1,715,567        842,237      1,503,193       754,320
  Purchase payments                 779,781       896,882       905,295      1,233,593        971,329     1,174,892
  Policy withdrawals and
   charges                         (476,678)     (599,637)     (527,605)      (360,263)      (378,198)     (426,019)
----------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                           1,502,063     1,198,960     2,093,257      1,715,567      2,096,324     1,503,193
======================================================================================================================
  Accumulation unit value            $1.575        $1.484        $1.208         $1.285         $1.578        $1.658
----------------------------------------------------------------------------------------------------------------------

                                            MFS EMERGING
                                               GROWTH
                                             PORTFOLIO
                                 ------------------------------------
                                     2000               1999
---------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)       $   (73,646)    $   (34,471)
 Net realized gain (loss) on
  investments                           928,572         109,086
 Capital gains distributions
  from mutual funds                     324,335              --
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                            (2,504,505)      2,130,085
-----------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations       $(1,325,244)    $ 2,204,700
-----------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                    $ 1,857,447     $ 2,127,867
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees                  (1,210,356)       (155,482)
-----------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions           $   647,091     $ 1,972,385
-----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS        $  (678,153)    $ 4,177,085
NET ASSETS, BEGINNING OF
 PERIOD                               5,535,767       1,358,682
-----------------------------------------------------------------
NET ASSETS, END OF PERIOD           $ 4,857,614     $ 5,535,767
=================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year                  2,400,755       1,028,470
  Purchase payments                   1,215,215       1,661,424
  Policy withdrawals and
   charges                             (960,995)       (289,139)
-----------------------------------------------------------------
  Accumulation units end of
   year                               2,654,975       2,400,755
=================================================================
  Accumulation unit value                $1.830          $2.306
-----------------------------------------------------------------
  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                          VE WORLDWIDE             VE WORLDWIDE
                                           MFS GROWTH W/INCOME          EMERGING MARKETS            HARD ASSETS
                                                PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                      ----------------------------------------------------------------------------------
                                          2000          1999          2000           1999         2000          1999
------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)         $  (19,702)    $  (17,381)    $ (11,092)    $  (5,733)    $   (752)    $   (360)
 Net realized gain (loss) on
  investments                            100,037         53,302       262,724        28,531        3,452       (3,104)
 Capital gains distributions
  from mutual funds                       20,757          7,308            --            --           --          463
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                               (134,800)        72,477      (773,923)      343,111       12,630        8,193
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations         $  (33,708)    $  115,706     $(522,291)    $ 365,909     $ 15,330     $  5,192
------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                      $  242,296     $1,425,017     $ 561,981     $ 307,975     $ 92,858     $    467
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees                     (162,246)      (257,337)     (193,444)      (52,161)         (81)         (16)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions             $   80,050     $1,167,680     $ 368,537     $ 255,814     $ 92,777     $    451
------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS          $   46,342     $1,283,386     $(153,754)    $ 621,723     $108,107     $  5,643

NET ASSETS, BEGINNING OF
 PERIOD                                2,449,179      1,165,793       858,596       236,873       36,083       30,440
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD             $2,495,521     $2,449,179     $ 704,842     $ 858,596     $144,190     $ 36,083
========================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year                   2,196,329      1,101,688       631,260       344,775       42,499       42,831
  Purchase payments                      534,565      1,763,954       970,401       504,499      128,642       23,172
  Policy withdrawals and
   charges                              (461,603)      (669,313)     (697,304)     (218,014)     (16,791)     (23,504)
------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                                2,269,291      2,196,329       904,357       631,260      154,350       42,499
========================================================================================================================
  Accumulation unit value             $    1.100         $1.115     $   0.779     $   1.360     $  0.934     $  0.849
------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                           LAZ RETIREMENT             LAZ RETIREMENT                  FED GROWTH
                                          EMERGING MARKETS               SMALL CAP                    STRATEGIES
                                             PORTFOLIO                   PORTFOLIO                     PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                        2000           1999            2000        1999           2000            1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)         $  (5,576)    $  (2,920)    $   (9,876)   $ (10,120)   $   (29,216)    $   (5,147)
 Net realized gain (loss) on
  investments                            66,443        31,250         98,490       17,362        202,116         43,572
 Capital gains distributions
  from mutual funds                      18,345            --          9,597       16,012        162,902             --
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                              (267,178)      109,349         86,579       17,475     (1,040,229)       307,311
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations         $(187,966)    $ 137,679     $  184,790    $  40,729    $  (704,427)    $  345,736
-------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                      $ 279,468     $ 165,862     $  185,824    $ 293,254    $ 2,343,280     $  744,680
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
  maintenance fees                      (45,115)     (108,299)      (254,095)    (207,533)      (483,809)       (21,038)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
    related transactions              $ 234,353     $  57,563     $  (68,271)   $  85,721    $ 1,859,471     $  723,642
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS          $  46,387     $ 195,242     $  116,519    $ 126,450    $ 1,155,044     $1,069,378

NET ASSETS, BEGINNING OF
 PERIOD                                 419,979       224,737        945,346      818,896      1,218,545        149,167
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD             $ 466,366     $ 419,979     $1,061,865    $ 945,346    $ 2,373,589     $1,218,545
=========================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year                    340,969       274,166        944,785      847,132        690,325        143,890
  Purchase payments                     467,969       245,953        474,015      692,597      1,611,020        658,271
  Policy withdrawals and
   charges                             (275,962)     (179,150)      (533,992)    (594,944)      (595,992)      (111,836)
-------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                                 532,976       340,969        884,808      944,785      1,705,353        690,325
=========================================================================================================================
  Accumulation unit value             $   0.875     $   1.232     $    1.200    $   1.001    $     1.392     $    1.765
-------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                         FEDERATED U.S.          FEDERATED HIGH          FEDERATED EQUITY
                                        GOVERNMENT BOND           INCOME BOND             INCOME FUND II        FEDERATED UTILITY
                                           PORTFOLIO               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                       2000         1999       2000          1999       2000           1999     2000          1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)       $   60,003  $   22,501   $  244,541  $  143,803  $   (1,201)  $      934  $   8,813   $   2,141
 Net realized gain (loss) on
  investments                          (49,439)     (2,212)    (208,631)    (53,349)     71,285       44,492     (6,485)        324
 Capital gains distributions
  from mutual funds                         --       7,639           --      15,309          --        8,627     10,019      15,028
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                              117,994     (70,116)    (316,103)   (111,608)   (199,435)      81,600    (61,019)     (9,192)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations       $  128,558  $  (42,188)  $ (280,193) $   (5,845) $ (129,351)  $  135,653  $ (48,672)  $   8,301
====================================================================================================================================
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                    $    7,841  $  937,592   $  212,232  $1,549,754  $  286,383   $  518,231  $  14,412   $ 318,623
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
  maintenance fees                    (284,758)    (64,257)    (602,652)   (145,149)   (274,978)    (106,889)   (35,208)     (4,358)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
    related transactions            $ (276,917) $  873,335   $ (390,420) $1,404,605  $   11,405   $  411,342  $ (20,796)  $ 314,265
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS        $ (148,359) $  831,147   $ (670,613) $1,398,760  $ (117,946)  $  546,995  $ (69,468)  $ 322,566

NET ASSETS, BEGINNING OF
 PERIOD                              1,611,126     779,979    3,041,124   1,642,364   1,011,914      464,919    525,969     203,403
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD           $1,462,767  $1,611,126   $2,370,511  $3,041,124  $  893,968   $1,011,914  $ 456,501   $ 525,969
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year                 1,556,125     739,035    3,009,658   1,641,013     749,845      402,944    494,700     192,160
  Purchase payments                    473,355   1,120,201      941,434   2,308,454     293,764      510,740     51,526     430,275
  Policy withdrawals and
   charges                            (740,389)   (303,111)  (1,340,127)   (939,809)   (288,323)    (163,839)   (68,749)   (127,735)
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                              1,289,091   1,556,125    2,610,965   3,009,658     755,286      749,845    477,477     494,700
====================================================================================================================================
  Accumulation unit value           $    1.135  $    1.035   $    0.908  $    1.010  $    1.184   $    1.349  $   0.956   $   1.063
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET  ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                                                                                         ALGER AMER.
                                                                           ALGER AMER     ALGER AMER.      ALGER AMER.      SMALL
                                       ALGER AMER.         ALGER AMER.      INCOME &       LEVERAGED         MID CAP       CAPITAL-
                                        BALANCED             GROWTH          GROWTH         ALLCAP           GROWTH        IZATION
                                       PORTFOLIO           PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                     -----------------------------------------------------------------------------------------------
                                         2000                2000             2000           2000             2000          2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income (loss)          $    (74)         $    (442)     $    (722)        $    (456)        $  (1,535)   $    (72)
 Net realized gain (loss) on
  investments                               (37)              (101)            (8)              (97)               90         (10)
 Capital gains distributions
  from mutual funds                          --                 --             --                --                --          --
 Net unrealized appreciation
  (depreciation)
  of investments during the
   period                                (1,105)           (16,287)        (8,592)          (27,802)          (42,456)     (3,231)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from operations          $ (1,216)         $ (16,830)     $  (9,322)        $ (28,355)        $ (43,901)   $ (3,313)
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                       $ 23,163          $ 172,776      $ 232,378         $ 194,905         $ 484,951    $ 30,273
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
   maintenance fees                        (455)              (435)        (3,757)           (1,176)           (5,122)         --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from policy
     related transactions              $ 22,708          $ 172,341      $ 228,621         $ 193,729         $ 479,829    $ 30,273
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS           $ 21,492          $ 155,511      $ 219,299         $ 165,374         $ 435,928    $ 26,960

NET ASSETS, BEGINNING OF
 PERIOD                                      --                 --             --                --                --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD              $ 21,492          $ 155,511      $ 219,299         $ 165,374         $ 435,928    $ 26,960
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract owners
  Accumulation units
   beginning of year                         --                 --             --                --                --          --
  Purchase payments                      23,882            184,582        248,629           227,421           520,922      33,875
  Policy withdrawals and
   charges                                 (495)              (514)       (10,373)           (1,202)          (55,300)         --
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                                  23,387            184,068        238,256           226,219           465,622      33,875
====================================================================================================================================
  Accumulation unit value              $  0.919          $   0.845      $   0.920         $   0.731         $   0.936    $  0.796
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL ... American National Variable Annuity Separate Account (Separate Account) was established on July 30,1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the Wealthquest Variable Annuity II product. There are currently 35 subaccounts within the Separate Account. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds, the MFS Funds, the T. Rowe Price Funds, the Van Eck Funds, the Federated Funds or the Lazard Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

BASIS OF PRESENTATION ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

INVESTMENTS ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

FEDERAL TAXES ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

USE OF ESTIMATES ... The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

REPORTING PERIODS ... Several funds became investment choices as of May 1, 2000 and accordingly only one period is presented in the statement of changes in net assets for those funds.

(2)  SECURITY PURCHASES AND SALES

For the year ended December 31, 2000, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows:

                                           PURCHASES       SALES
                                           ---------       -----
AN Growth                                $   886,520   $   285,164
AN Money Market                           15,137,360    14,801,369
AN Balanced                                  841,009       348,073
AN Equity Income                           1,899,902       564,642
AN High Yield Bond                            42,463            62
AN Government Bond                            10,426            23
AN Small-Cap/Mid-Cap                         164,788           660
Fidelity Asset Manager                       641,990       415,787
Fidelity Index 500                         3,698,683     1,200,792
Fidelity Growth Opportunities              1,225,995     1,103,458
Fidelity Contrafund                        3,212,903       776,368
Fidelity Asset Manager: Growth               969,764       418,636
T. Rowe Price Limited-Term Bond              744,847       533,033
T. Rowe Price Equity Income                  923,894       897,629
T. Rowe Price International Stock            531,143       672,263
T. Rowe Price Mid-Cap Growth               1,158,214       671,869
MFS Research Series                        1,121,481       489,937
MFS Capital Opportunities Series           1,939,099       686,381
MFS Emerging Growth Series                 2,738,153     1,840,373
MFS Growth With Income Series                589,916       508,811
Van Eck Worldwide Emerging Markets         1,149,316       791,871
Van Eck Worldwide Hard Assets                108,679        16,654
Lazard Retirement Emerging Markets           569,359       322,237
Lazard Retirement Small Cap                  447,754       516,304
Federated Growth Strategies                2,760,242       767,085
Federated US Government Bond                 655,162       872,076
Federated High Income Bond                 1,144,928     1,290,807
Federated Equity Income Fund II              363,201       352,997
Federated Utility Fund II                     75,299        77,264
Alger American Balanced                       23,159           525
Alger American Growth Portfolio              172,636           737
Alger American Income & Growth               231,859         3,960
Alger American Leveraged AllCap              193,669           396
Alger American MidCap Growth                 484,546         6,253
Alger American Small Capitalization           30,269            68
                                         -----------   -----------
TOTALS                                   $46,888,628   $31,234,564

(3) POLICY CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES ... Mortality risk and expense risk charges, at an effective annual rate of 1.15%, are assessed daily against the Separate Account's net asset value. This fee is assessed during both the accumulation period and the annuity period.

MONTHLY ADMINISTRATIVE CHARGES ... American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee is $35 for Flexible Purchase Payment Annuity Contracts. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

SURRENDER CHARGE ... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. For

Flexible Purchase Payment Deferred Annuities in the first policy year, the surrender charge is a maximum of 7% of the purchase payment withdrawn and grades down to zero in the eighth contract year after the purchase payment being withdrawn was made.

TRANSFER CHARGE ... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

PREMIUM CHARGES ... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors

American National Insurance Company:

We have audited the accompanying consolidated statement of financial position of American National Insurance Company and subsidiaries as of December 31, 2000, and the related consolidated statements of income and comprehensive income, changes in stockholders' equity and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

February 5, 2001, except for note 17,
which is February 27, 2001
Houston, Texas

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1999, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for the years ended December 31, 1999 and 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1999, and the results of their operations and their cash flows for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
--------------------------------------------------------------------------------

                                                                       2000           1999          1998
                                                                      ------         ------        ------
PREMIUMS AND OTHER REVENUE
  Premiums
    Life.........................................................   $  301,440    $  300,326    $  295,207
    Annuity......................................................       55,504        41,704        45,079
    Accident and health..........................................      404,973       396,072       393,602
    Property and casualty........................................      426,786       392,576       354,820
  Other policy revenues..........................................      103,323       100,258       105,041
  Net investment income..........................................      479,089       473,949       475,242
  Gain from sale of investments, net.............................       22,571       149,061        49,768
  Other income...................................................       40,795        35,668        25,906

    TOTAL REVENUES...............................................    1,834,481     1,889,614     1,744,665

BENEFITS AND EXPENSES
  Death and other benefits:
    Life.........................................................      218,652       218,109       217,122
    Annuity......................................................       53,180        45,464        41,888
    Accident and health..........................................      316,965       290,846       289,553
    Property and casualty........................................      374,671       311,723       280,036
  Increase (decrease) in liability for future policy benefits:
    Life.........................................................       15,539        15,546        13,304
    Annuity......................................................       18,991         9,748        21,831
    Accident and health..........................................        2,127         4,787          (262)
  Interest credited to policy account balances...................      107,358       117,411       126,914
  Commissions for acquiring and servicing policies...............      256,146       264,808       247,015
  Other operating costs and expenses.............................      222,458       210,877       199,294
  Decrease (increase) in deferred policy acquisition costs,
   net of amortization...........................................        7,807        (2,188)        9,795
  Taxes, licenses and fees.......................................       36,694        33,744        32,334

    TOTAL BENEFITS AND EXPENSES..................................    1,630,588     1,520,875     1,478,824

INCOME FROM OPERATIONS BEFORE EQUITY
 IN EARNINGS OF UNCONSOLIDATED AFFILIATES
 AND FEDERAL INCOME TAXES........................................      203,893       368,739       265,841
EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES..................        3,049        19,942         8,048
INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAXES...............      206,942       388,681       273,889
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
  Current........................................................       83,255       132,128        77,707
  Deferred.......................................................      (16,487)      (10,060)       (1,216)

NET INCOME.......................................................   $  140,174    $  266,613    $  197,398
NET INCOME PER COMMON SHARE - BASIC AND DILUTED                     $     5.29    $    10.07    $     7.45

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)
--------------------------------------------------------------------------------

                                                                                 DECEMBER 31,
                                                                         --------------------------
                                                                              2000           1999
                                                                            -------         ------
ASSETS
  Investments, other than investments in unconsolidated affiliates
     Debt securities:
       Bonds held-to-maturity, at amortized cost.....................    $3,534,465     $3,636,786
       Bonds available-for-sale, at market...........................       749,268        838,161
     Marketable equity securities, at market:
       Preferred stocks..............................................        24,113         39,752
       Common stocks.................................................       844,852        963,337
     Mortgage loans on real estate...................................     1,024,312      1,033,330
     Policy loans....................................................       294,313        293,287
     Investment real estate, net of
      accumulated depreciation of $103,807 and $110,658..............       243,263        251,529
     Short-term investments..........................................       140,518         95,352
     Other invested assets...........................................       134,857        102,001
       Total investments.............................................     6,989,961      7,253,535
  Cash...............................................................       156,785         14,376
  Investments in unconsolidated affiliates...........................       158,229        119,372
  Accrued investment income..........................................       107,573        110,161
  Reinsurance ceded receivables......................................       228,062        104,216
  Prepaid reinsurance premiums.......................................       191,899        194,969
  Premiums due and other receivables.................................       152,218         96,703
  Deferred policy acquisition costs..................................       747,884        758,796
  Property and equipment, net........................................        51,194         50,132
  Other assets.......................................................       183,992        103,443
  Separate account assets............................................       302,590        284,823
       TOTAL ASSETS..................................................    $9,270,387     $9,090,526

LIABILITIES
  Policyholder funds
     Future policy benefits:
       Life..........................................................    $1,890,103     $1,872,066
       Annuity.......................................................       203,948        186,650
       Accident and health...........................................        67,026         64,901
     Policy account balances.........................................     2,206,888      2,283,428
     Policy and contract claims......................................       573,742        403,984
     Other policyholder funds........................................       647,911        557,103
       Total policyholder liabilities................................     5,589,618      5,368,132
  Current federal income taxes.......................................       (21,818)         9,218
  Deferred federal income taxes......................................       148,691        221,341
  Other liabilities..................................................       227,649        143,866
  Separate account liabilities.......................................       302,590        284,823
       TOTAL LIABILITIES.............................................     6,246,730      6,027,380

STOCKHOLDERS' EQUITY
  Capital stock......................................................        30,832         30,832
  Additional paid-in capital.........................................         2,850            211
  Accumulated other comprehensive income.............................       150,402        254,820
  Retained earnings..................................................     2,944,453      2,880,010
  Treasury stock, at cost............................................      (100,862)      (102,727)
  Restricted stock...................................................        (4,018)            --

       TOTAL STOCKHOLDERS' EQUITY....................................     3,023,657      3,063,146

       TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY....................    $9,270,387     $9,090,526

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
--------------------------------------------------------------------------------

                                                                             2000          1999          1998
                                                                            ------        ------        ------
COMMON STOCK          Balance at beginning and end of year...........   $   30,832    $   30,832    $   30,832

ADDITIONAL            Balance at beginning of year...................          211           211           211
PAID-IN CAPITAL       Issuance of treasury shares as restricted stock        2,639            --            --

                      Balance at end of year.........................        2,850           211           211

ACCUMULATED           Balance at beginning of year...................      254,820       299,176       215,883
OTHER                 Change in unrealized gains on
COMPREHENSIVE         marketable securities, net.....................     (104,313)      (44,328)       83,293
INCOME                Foreign exchange adjustments...................         (105)          (28)           --

                      Balance at end of year.........................      150,402       254,820       299,176

RETAINED              Balance at beginning of year...................    2,880,010     2,687,120     2,561,218
EARNINGS              Net income.....................................      140,174       266,613       197,398
                      Cash dividends to stockholders
                      ($2.86, $2.78, $2.70 per share)................      (75,731)      (73,723)      (71,496)

                      Balance at end of year.........................    2,944,453     2,880,010     2,687,120

TREASURY              Balance at beginning of year...................     (102,727)     (102,727)     (102,727)
STOCK                 Issuance of treasury shares as restricted stock        1,865            --            --

                      Balance at end of year.........................     (100,862)     (102,727)     (102,727)

RESTRICTED            Balance at beginning of year...................           --            --            --
STOCK                 Issuance of treasury shares as restricted stock       (4,504)           --            --
                      Amortization of restrictions...................          486            --            --

                      Balance at end of year.........................       (4,018)           --            --

STOCKHOLDERS'
EQUITY                Balance at end of year.........................   $3,023,657    $3,063,146    $2,914,612

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
--------------------------------------------------------------------------------

                                                                      2000          1999           1998
                                                                     ------        ------         ------
Net income..............................                           $  140,174    $  266,613    $  197,398

Other comprehensive income
 Change in unrealized gains on marketable securities, net            (104,313)      (44,328)       83,293
 Foreign exchange adjustments...........                                 (105)          (28)           --

  Total.................................                             (104,418)      (44,356)       83,293

Comprehensive income....................                           $   35,756    $  222,257    $  280,691

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
--------------------------------------------------------------------------------

                                                                              2000         1999         1998
                                                                             ------       ------       ------
OPERATING ACTIVITIES
  Net income............................................................   $ 140,174     $ 266,613    $ 197,398
  Adjustments to reconcile net income to net cash
   provided by operating activities:
     Increase in liabilities for policyholders' funds...................     298,026       125,112      120,343
     Charges to policy account balances.................................    (100,422)     (101,739)    (105,111)
     Interest credited to policy account balances.......................     107,358       117,411      126,914
     Deferral of policy acquisition costs...............................    (229,171)     (141,450)    (140,707)
     Amortization of deferred policy acquisition costs..................     236,789       135,385      149,116
     Deferred federal income tax benefit................................     (16,487)      (10,060)      (1,216)
     Depreciation.......................................................      21,564        19,598       17,351
     Accrual and amortization of discounts and premiums.................     (17,319)      (15,183)     (13,993)
     Gain from sale of investments, net.................................     (22,571)     (149,061)     (49,768)
     Equity in earnings of unconsolidated affiliates....................      (3,049)      (19,942)      (8,048)
     Increase in premiums receivable....................................     (55,515)       (5,185)      (7,243)
     Decrease (increase) in accrued investment income...................       2,588        (5,756)      (2,044)
     Capitalization of interest on policy and mortgage loans............     (14,395)      (17,099)     (15,365)
     Other changes, net.................................................    (152,092)      (25,883)     (98,634)

       NET CASH PROVIDED BY OPERATING ACTIVITIES........................     195,478       172,761      168,993

INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
     Bonds..............................................................     243,016       257,398      316,067
     Stocks.............................................................     198,901       374,615      247,951
     Real estate........................................................      18,766        32,921       33,186
     Other invested assets..............................................      18,146        96,670          171
  Principal payments received on:
     Mortgage loans.....................................................      89,585       176,394      154,333
     Policy loans.......................................................      36,940        37,594       42,093
  Purchases of investments:
     Bonds..............................................................     (99,701)     (508,205)    (373,401)
     Stocks.............................................................    (143,828)     (160,465)    (237,868)
     Real estate........................................................      (2,039)      (29,124)      (7,462)
     Mortgage loans.....................................................     (34,095)     (146,513)     (35,420)
     Policy loans.......................................................     (24,217)      (22,461)     (24,034)
     Other invested assets..............................................     (99,023)     (137,683)     (79,081)
  Decrease (increase) in short-term investments, net....................     (45,166)       (4,984)      36,418
  Decrease (increase) in investment in unconsolidated affiliates, net...     (38,857)          726      (19,210)
  Increase in property and equipment, net...............................     (12,291)      (17,219)     (14,188)

       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES..............     106,137       (50,336)      39,555

FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances....................     324,881       309,885      289,654
  Policyholders' withdrawals from policy account balances...............    (408,356)     (366,439)    (409,975)
  Dividends to stockholders.............................................     (75,731)      (73,723)     (71,496)

       NET CASH USED IN FINANCING ACTIVITIES............................    (159,206)     (130,277)    (191,817)

NET INCREASE (DECREASE) IN CASH.........................................     142,409        (7,852)      16,731
  Cash:
     Beginning of the year..............................................      14,376        22,228        5,497

     End of the year....................................................   $ 156,785    $   14,376    $  22,228

See accompanying notes to consolidated financial statements.

(1)  NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 14.)

Certain reclassifications have been made to the 1998 and 1999 financial information to conform to the 2000 presentation.

USE OF ESTIMATES--The preparation of consolidated financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

ACCOUNTING FOR DERIVATIVE INSTRUMENTS--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.

American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations.

INVESTMENTS

DEBT SECURITIES--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS-- All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

POLICY LOANS--Policy loans are carried at cost.

INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

SHORT-TERM INVESTMENTS--Short-term investments (primarily commercial paper) are carried at amortized cost.

OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss in the gain from sale of investments, net.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the companies, electronic data processing equipment and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2000. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.5% of the life insurance in force at December 31, 2000 and 5.4% of life premiums in 2000.

FEDERAL INCOME TAXES

American National and all but one of its subsidiaries will file a consolidated life/non-life federal income tax return for 2000. Alternative Benefit Management, Inc. files a separate return.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

(3)  INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                            GROSS         GROSS      ESTIMATED
                                             AMORTIZED    UNREALIZED   UNREALIZED      MARKET
DECEMBER 31, 2000:                              COST        GAINS        LOSSES        VALUE
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies.......   $   58,765     $    689    $    (201)   $   59,253
      States and political subdivisions...       49,906          591         (145)       50,352
      Foreign governments.................      108,541        3,854           --       112,395
      Public utilities....................      998,042       12,715      (19,676)      991,081
      All other corporate bonds...........    2,226,709       40,791      (27,481)    2,240,019
      Mortgage-backed securities..........       92,502        4,512           (3)       97,011

        Total bonds held-to-maturity......    3,534,465       63,152      (47,506)    3,550,111

    Bonds available-for-sale:
      U. S. Government and agencies.......       19,646          336           --        19,982
      States and political subdivisions...       38,563          225          (74)       38,714
      Foreign governments.................       27,571        2,007           --        29,578
      Public utilities....................      221,886        3,809       (9,098)      216,597
      All other corporate bonds...........      500,045        7,501      (63,149)      444,397

        Total bonds available-for-sale....      807,711       13,878      (72,321)      749,268

    Total debt securities.................    4,342,176       77,030     (119,827)    4,299,379

Marketable equity securities:
      Preferred stock.....................       23,970          881         (738)       24,113
      Common stock........................      549,721      372,866      (77,735)      844,852

    Total marketable equity securities....      573,691      373,747      (78,473)      868,965

Total investments in securities...........   $4,915,867     $450,777    $(198,300)   $5,168,344

                                                            GROSS         GROSS      ESTIMATED
                                             AMORTIZED    UNREALIZED   UNREALIZED      MARKET
DECEMBER 31, 1999:                              COST        GAINS        LOSSES        VALUE
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies.......   $  141,247     $    286    $  (1,891)   $  139,642
      States and political subdivisions...       44,624           52       (3,858)       40,818
      Foreign governments.................      107,250        1,279         (636)      107,893
      Public utilities....................    1,126,456        4,833      (29,482)    1,101,807
      All other corporate bonds...........    2,118,267       11,476      (70,222)    2,059,521
      Mortgage-backed securities..........       98,942        3,570          (70)      102,442

        Total bonds held-to-maturity......    3,636,786       21,496     (106,159)    3,552,123

    Bonds available-for-sale:
      U. S. Government and agencies.......       54,506           --         (651)       53,855
      States and political subdivisions...       38,538           --       (3,836)       34,702
      Foreign governments.................       27,469        1,023          (15)       28,477
      Public utilities....................      184,126        1,728       (2,298)      183,556
      All other corporate bonds...........      552,529        5,477      (20,435)      537,571

        Total bonds available-for-sale....      857,168        8,228      (27,235)      838,161

    Total debt securities.................    4,493,954       29,724     (133,394)    4,390,284

Marketable equity securities:
      Preferred stock.....................       39,145        1,287         (680)       39,752
      Common stock........................      551,064      413,522       (1,249)      963,337

    Total marketable equity securities....      590,209      414,809       (1,929)    1,003,089

Total investments in securities...........   $5,084,163     $444,533    $(135,323)   $5,393,373

DEBT SECURITIES--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2000, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            BONDS-HELD-TO-MATURITY     BONDS-AVAILABLE-FOR-SALE

                                                          ESTIMATED       ESTIMATED
                                            AMORTIZED      MARKET         AMORTIZED    MARKET
                                               COST        VALUE            COST       VALUE
Due in one year or less..................   $   98,003   $   97,589        $ 44,944   $ 45,014
Due after one year through five years....    1,772,771    1,792,009         426,682    390,565
Due after five years through ten years...    1,515,379    1,506,273         290,045    267,131
Due after ten years......................       55,811       57,230          46,040     46,558

                                             3,441,964    3,453,101         807,711    749,268
Without single maturity date.............       92,501       97,010              --         --

                                            $3,534,465   $3,550,111         $807,711   $749,268

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $234,477,000 for 2000. Gross gains of $68,605,000 and gross losses of $48,761,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $8,893,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $466,899,000 for 1999. Gross gains of $148,762,000 and gross losses of $6,043,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $33,813,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $5,314,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $317,556,000 for 1998. Gross gains of $71,935,000 and gross losses of $36,975,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $40,454,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $1,073,000.

Bonds were called or otherwise redeemed by the issuers during 2000, which resulted in proceeds of $125,271,000 from the disposal. Gross gains of $379,000 were realized on those disposals. Bonds were called by the issuers during 1999, which resulted in proceeds of $163,596,000 from the disposal. Gross gains of $688,000 were realized on those disposals. Bonds were called by the issuers during 1998, which resulted in proceeds from the disposal of $89,205,000. Gross gains of $747,000 were realized on those disposals.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $81,060,000, $137,222,000 and $160,912,000 for 2000, 1999, and
1998, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                                           2000        1999        1998
Bonds available-for-sale............................   $ (39,436)   $(66,800)   $ 10,482
Preferred stocks....................................        (464)     (1,793)        969
Common stocks.......................................    (117,142)    (20,456)    124,921
Index options.......................................        (139)         --          --
Amortization of deferred policy acquisition costs...      (3,294)     21,028      (8,229)

                                                        (160,475)    (68,021)    128,143
Provision for federal income taxes..................      56,162      23,693     (44,850)

                                                       $(104,313)   $(44,328)   $ 83,293

MORTGAGE LOANS--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2000, mortgage loans have both fixed rates from 6.00% to 12.25% and variable rates from 6.39% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 32 years.

American National has investments in first lien mortgage loans on real estate with carrying values of $1,024,312,000 and $1,033,330,000 at December 31, 2000
and 1999, respectively. Impaired loans, on which valuation allowances were established, totaled $42,465,000 and $41,446,000 at December 31, 2000 and 1999,
respectively. The valuation allowances on those loans totaled $4,838,000 and $11,412,000 at December 31, 2000 and 1999, respectively.

POLICY LOANS--All of the Company's policy loans carry interest rates ranging from 5% to 8% at December 31, 2000.

Investment income and realized gains (losses)--Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                                          GAINS (LOSSES) FROM
                                        INVESTMENT INCOME               DISPOSALS OF INVESTMENTS

                                  2000        1999        1998         2000        1999       1998
                                -------------------------------------------------------------------
Bonds........................   $322,204    $318,898    $317,481    $(17,759)   $ (5,327)   $ 2,614
Preferred stocks.............      1,879       2,599       2,584         (36)     (1,212)         1
Common stocks................     14,802      16,284      16,774      38,018     149,946     33,092
Mortgage loans...............     94,287      98,111      97,871      (7,874)      1,206      1,248
Real estate..................     71,613      65,027      80,138       3,848       6,417      1,338
Other invested assets........     37,832      36,819      29,123      (2,015)      2,793       (564)
Investment in
 unconsolidated affiliates...         --          --          --          --          --         29

                                 542,617     537,738     543,971      14,182     153,823     37,758

Investment expenses..........    (63,528)    (63,789)    (68,729)         --          --         --
Decrease (increase) in
 valuation allowances........         --          --          --       8,389      (4,762)    12,010

                                $479,089    $473,949    $475,242    $ 22,571    $149,061    $49,768

(4) OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:

Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                                        2000        1999
                                        ----------------
AAA.............................          6%          8%
AA..............................         14%         14%
A...............................         57%         57%
BBB.............................         19%         18%
Below BBB.......................          4%          3%

                                        100%        100%

COMMON STOCK:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                                            2000    1999
                                            ------------
Basic materials.........................      1%      4%
Capital goods...........................      9%      7%
Consumer goods..........................     18%     20%
Energy..................................      8%      7%
Finance.................................     18%     10%
Technology..............................     16%     24%
Health care.............................     13%     10%
Miscellaneous...........................     10%     12%
Mutual funds............................      7%      6%

                                            100%    100%

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                            MORTGAGE       INVESTMENT
                              LOANS        REAL ESTATE

                           2000    1999    2000    1999
                           ----------------------------
Office buildings...         17%     17%     15%     15%
Shopping centers...         49%     52%     41%     42%
Commercial.........          4%      4%      6%      5%
Apartments.........          1%      1%      3%      3%
Hotels/motels......          8%      6%     13%     13%
Industrial.........         16%     16%     21%     21%
Other..............          5%      4%      1%      1%

                           100%    100%    100%    100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                            MORTGAGE       INVESTMENT
                              LOANS        REAL ESTATE

                          2000    1999    2000    1999
                          ----------------------------
New England..........       9%      9%     --      --
Middle Atlantic......      16%     16%     --      --
East North Central...       9%     10%     18%     18%
West North Central...       2%      3%     17%     17%
South Atlantic.......      22%     19%      7%      7%
East South Central...       1%      1%     13%     13%
West South Central...      25%     25%     37%     36%
Mountain.............       6%      7%      2%      3%
Pacific..............      10%     10%      6%      6%

                          100%    100%    100%    100%

For discussion of other off-balance sheet risks, see Note 5.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES:
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:
The carrying amount for policy loans approximates their fair value.

SHORT-TERM INVESTMENTS:
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS:

The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

INVESTMENT COMMITMENTS:
American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2000 or 1999.

VALUES:
The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

                                               2000                        1999
                                     ---------------------------------------------------
                                                   ESTIMATED                   ESTIMATED
                                     CARRYING        FAIR        CARRYING        FAIR
                                      AMOUNT         VALUE        AMOUNT         VALUE
Financial assets:
 Bonds:
  Held-to-maturity...............    $3,534,465    $3,550,111    $3,636,786    $3,552,123
  Available-for-sale.............       749,268       749,268       838,161       838,161
 Preferred stock.................        24,113        24,113        39,752        39,752
 Common stock....................       844,852       844,852       963,337       963,337
 Mortgage loans on real estate...     1,024,312     1,071,438     1,033,330     1,044,146
 Policy loans....................       294,313       294,313       293,287       293,287
 Short-term investments..........       140,518       140,518        95,352        95,352
Financial liabilities:
 Investment contracts............     1,494,353     1,494,353     1,639,348     1,639,348

(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2000, 1999, and 1998 are summarized as follows (in thousands):

                                                LIFE      ACCIDENT     PROPERTY &
                                             & ANNUITY    & HEALTH      CASUALTY       TOTAL
Balance at December 31, 1997..............   $ 633,339    $105,174      $  9,828   $  748,341

   Additions..............................      87,660      25,897        25,764      139,321
   Amortization...........................     (98,017)    (26,940)      (24,159)    (149,116)
   Effect of change in unrealized gains
     on available-for-sale securities.....      (8,229)         --            --       (8,229)

 Net change...............................     (18,586)     (1,043)        1,605      (18,024)
 Acquisitions.............................         782         604            --        1,386

Balance at December 31, 1998..............     615,535     104,735        11,433      731,703

   Additions..............................      82,708      25,315        29,550      137,573
   Amortization...........................     (87,701)    (21,263)      (26,421)    (135,385)
   Effect of change in unrealized gains
     on available-for-sale securities.....      21,028          --            --       21,028

 Net change...............................      16,035       4,052         3,129       23,216
 Acquisitions.............................       3,652         225            --        3,877

Balance at December 31, 1999..............     635,222     109,012        14,562      758,796
   Additions..............................     132,720      60,838        35,424      228,982
   Amortization...........................    (141,591)    (63,518)      (31,680)    (236,789)
   Effect of change in unrealized gains
     on available-for-sale securities.....      (3,294)         --            --       (3,294)

 Net change...............................     (12,165)     (2,680)        3,744      (11,101)
 Acquisitions.............................         123          66            --          189

Balance at December 31, 2000..............   $ 623,180    $106,398      $ 18,306   $  747,884

2000 Premiums............................    $ 356,944    $404,973      $426,786   $1,188,703

1999 Premiums............................    $ 342,030    $396,072      $392,576   $1,130,678

1998 Premiums............................    $ 340,286    $393,602      $354,820   $1,088,708

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

(7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

                                                                                                             PERCENTAGE OF
                                                                                                             FUTURE POLICY
POLICY ISSUE                                             INTEREST                                              BENEFITS
YEAR                                                       RATE                                                SO VALUED
ORDINARY--
1996-2000           7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter           4%
1981-1995           8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter              18%
1976-1981           7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter              15%
1972-1975           6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter               6%
1969-1971           6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter             5%
1962-1968           4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter           9%
1948-1961           4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter             8%
1947 and prior      Statutory rates of 3% or 3.5%                                                                    1%
INDUSTRIAL--
1948-1967           4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter             4%
1947 and prior      Statutory rates of 3%                                                                            3%
UNIVERSAL LIFE      Future policy benefits for universal life are equal to the current account value                27%

                                                                                                                   100%

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES:

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                        2000       1999        1998
                                     -------------------------------
Balance at January 1..............   $282,138   $266,832    $247,564
  Less reinsurance recoverables...      3,988         11       2,567

Net Balance at January 1..........    278,150    266,821     244,997

Incurred related to:
  Current year....................    703,225    654,222     598,379
  Prior years.....................      1,746    (16,322)     (6,324)

Total incurred....................    704,971    637,900     592,055

Paid related to:
  Current year....................    456,971    457,279     411,352
  Prior years.....................    182,662    169,292     158,879

Total paid........................    639,633    626,571     570,231

Net Balance at December 31........    343,488    278,150     266,821
  Plus reinsurance recoverables...      8,842      3,988          11

Balance at December 31............   $352,330   $282,138    $266,832

The balances at December 31 are included in policy and contract claims on the consolidated statements of financial position.

(9)  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2000, amounts recoverable from reinsurers with a carrying value of $101,537,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $77,296,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                                           2000          1999          1998
                                                       --------------------------------------
Direct premiums.....................................   $1,297,995    $1,268,129    $1,201,189
Reinsurance premiums assumed from other companies...      260,214       110,180        42,403
Reinsurance premiums ceded to other companies.......     (369,506)     (247,631)     (154,884)

Net premiums........................................   $1,188,703    $1,130,678    $1,088,708

Reinsurance recoveries..............................   $  256,731    $  162,863    $   88,240

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                                         2000           1999           1998
                                                    -------------------------------------------
Direct life insurance in force...................   $ 47,902,590    $46,156,190    $44,134,974
Reinsurance risks assumed from other companies...        873,996        797,059        713,200

Total life insurance in force....................     48,776,586     46,953,249     44,848,174
Reinsurance risks ceded to other companies.......    (12,573,404)    (9,629,707)    (7,965,042)

Net life insurance in force......................   $ 36,203,182    $37,323,542    $36,883,132

(10) FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                              2000                     1999                      1998
                                       ------------------------------------------------------------------------
                                       AMOUNT      RATE        AMOUNT         RATE        AMOUNT        RATE
Income tax on pre-tax income........   $72,430    35.00%      $136,038       35.00%      $ 95,861      35.00%
Tax-exempt investment income........    (3,956)   (1.91)        (1,691)      (0.44)%         (971)     (0.35)%
Dividend exclusion..................    (1,247)   (0.60)        (3,414)      (0.88)%       (5,044)     (1.84)%
Exempted losses on sale of assets...    (2,604)   (1.26)        (4,470)      (1.15)%       (9,856)     (3.60)%
Miscellaneous tax credits, net......    (1,467)   (0.71)        (1,467)      (0.38)%       (1,467)     (0.54)%
Other items, net....................     3,612     1.74         (2,928)      (0.75)%       (2,032)     (0.74)%

                                       $66,768    32.26%      $122,068       31.40%       $76,491      27.93%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and December 31, 1999 are as follows (in thousands):

                                                                          2000         1999
                                                                      -----------------------
DEFERRED TAX ASSETS:
   Investment in bonds, real estate and other invested
    assets, principally due to investment valuation allowances......   $  10,024    $  17,750
   Policyowner funds, principally due to policy reserve discount....     103,866       87,650
   Policyowner funds, principally due to unearned premium reserve...      12,843       11,219
   Other assets.....................................................       5,892        4,689

 Total gross deferred tax assets....................................     132,625      121,308
   Less valuation allowance.........................................      (3,000)      (3,000)

 Net deferred tax assets............................................   $ 129,625    $ 118,308

DEFERRED TAX LIABILITIES:
   Marketable equity securities, principally due to
    net unrealized gains on stock...................................   $ (81,060)   $(131,347)
   Investment in bonds, principally due to
    accrual of discount on bonds....................................     (13,190)     (20,941)
   Deferred policy acquisition costs, due to
    difference between GAAP and tax.................................    (178,788)    (184,217)
   Property, plant and equipment, principally due to
    difference between GAAP and tax depreciation methods............      (5,278)      (3,144)
   Other liabilities................................................          --           --

 Net deferred tax liabilities.......................................    (278,316)    (339,649)

Total deferred tax..................................................   $(148,691)   $(221,341)

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1999 and December 31, 2000, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $114,415,000, $108,060,000 and $111,465,000 were paid to the Internal Revenue Service in 2000, 1999 and 1998, respectively. The statute of limitations for the examination of federal income tax returns through 1996 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1996. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(11) COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities, net of deferred acquisition costs, and foreign exchange adjustments.

The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as follows (in thousands):

                                             BEFORE        FEDERAL       NET OF
                                             FEDERAL     INCOME TAX      FEDERAL
                                           INCOME TAX      EXPENSE     INCOME TAX
DECEMBER 31, 2000
Unrealized Losses.......................    $(139,180)     $(48,709)    $ (90,471)
Less: reclassification adjustment for
 gains realized in net income...........      (21,295)       (7,453)      (13,842)

Net unrealized loss component
 of comprehensive income................    $(160,475)     $(56,162)    $(104,313)

DECEMBER 31, 1999
Unrealized Gains/(Losses)...............    $  80,700      $ 28,359     $  52,341
Less: reclassification adjustment for
 gains realized in net income...........     (148,721)      (52,052)      (96,669)

Net unrealized loss component
 of comprehensive income................    $ (68,021)     $(23,693)    $ (44,328)

DECEMBER 31, 1998
Unrealized Gains/(Losses)...............    $ 163,103      $ 57,086     $ 106,017
Less: reclassification adjustment for
 gains realized in net income...........      (34,960)      (12,236)      (22,724)

Net unrealized gains component
 of comprehensive income................    $ 128,143      $ 44,850     $  83,293

(12) COMMON STOCK AND EARNINGS PER SHARE

American National has only one class of common stock and no preferred stock. At December 31, 2000, 1999 and 1998, American National had 50,000,000 authorized shares of $1.00 par value common stock with 30,832,449 shares issued. At December 31, 2000 and 1999, treasury shares were 4,274,284, restricted shares were 79,000 and unrestricted shares outstanding were 26,479,165. At December 31, 1998 there were no restricted shares, treasury shares were 4,353,284; and total outstanding shares were 26,479,165.

STOCK-BASED COMPENSATION--During 1999, American National's stockholders approved the "1999 Stock and Incentive Plan." Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year. During 2000, the plan was amended to adjust the grant price of awards made during 1999.

The Plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. Awards of 79,000 shares were granted to directors and board consultants on August 1, 1999, with 19,000 granted at an exercise price of $70.50 per share (subsequently amended in 2000 to $57 per share), and 60,000 granted at an exercise price of zero. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. During 2000 and 1999, none of the restrictions on these shares lapsed and all of the Restricted Stock was outstanding at the end of the year. The amount of compensation expense recorded was $486,000 in 2000.

On August 1, 1999, American National granted Stock Appreciation Rights (SAR) on 81,500 shares to selected officers. These SARs were granted at a stated price of $70.50 per share (subsequently amended in 2000 to $57 per share), vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value and compensation expense of the SARs was $709,000 at December 31, 2000 and zero at December 31, 1999.

Stock Appreciation Right information for 2000 and 1999 follows:

                                                WEIGHTED
                                                 AVERAGE
                                                PRICE PER
                                      SHARES      SHARE

Outstanding at December 31, 1998          --           --
     Granted                          81,500     $57.0000

Outstanding at December 31, 1999      81,500      57.0000
     Granted                           3,000      61.8125
     Exercised                        (1,100)     57.0000
     Canceled                         (1,208)     57.0000

Outstanding at December 31, 2000      82,192      57.1757

The weighted-average contractual remaining life for the 82,192 shares outstanding as of December 31, 2000 is 8.5 years. The weighted-average exercise price for these shares is $57.18 per share. Of the shares outstanding, 15,192 are exercisable at a weighted-average exercise price of $57.00 per share.

EARNINGS PER SHARE--Earnings per share for 2000, 1999, and 1998 were calculated using a weighted-average number of shares outstanding of 26,479,165. There were no potentially dilutive items outstanding in 1998. In 1999, the average market price, since the grant date of the Restricted Stock Awards, was less than the exercise price. In 2000, the incremental number of shares to be added to number of shares outstanding was approximately 7,000 shares and had no effect on the earnings per share calculation. As a result, diluted earnings per share is equal to the basic earnings per share for 2000 and 1999.

DIVIDENDS--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2000, approximately $611,088,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(13) SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE MARKETING -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC and ANPAC Lloyds.

HOME SERVICE DIVISION -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

SENIOR AGE MARKETING -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

CAPITAL AND SURPLUS -- This segment derives its revenues principally from investment instruments.

ALL OTHER -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

 . Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

 . Net investment income from all other assets is allocated to capital and surplus to arrive at an underwriting gain from operations. A portion of the income allocated to capital and surplus is then re-allocated to the other segments in accordance with the amount of equity invested in each segment.

 . Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

 .  Gain or loss on the sale of investments is allocated to capital and surplus.

 . Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

 . Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2000, 1999 and 1998 (in thousands):

                                                                                             GAIN FROM
                                PREMIUMS         NET                                        OPERATIONS     FEDERAL
                                  AND         INVESTMENT       EQUITY                         BEFORE       INCOME
                                 OTHER          INCOME        EXPENSES           IN           FEDERAL        TAX
                                 POLICY          AND             AND       UNCONSOLIDATED     INCOME       EXPENSE       NET
                                REVENUE     REALIZED GAINS    BENEFITS       AFFILIATES        TAXES      (BENEFIT)    INCOME
2000
Multiple Line Marketing        $  518,271         $ 95,629   $  596,098           $    --     $ 17,802    $  5,874    $ 11,928
Home Service Division             212,951          119,543      276,686                --       55,808      18,417      37,391
Independent Marketing              76,236          113,107      176,196                --       13,147       4,339       8,808
Health Division                   253,820            8,779      281,837                --      (19,238)     (6,349)    (12,889)
Credit Insurance Division          63,412           17,010       68,466                --       11,956       3,945       8,011
Senior Age Marketing              148,565           18,292      156,970                --        9,887       3,263       6,625
Direct Marketing                   28,076            3,906       28,678                --        3,304       1,090       2,214
Capital & Surplus                     938           94,795         (264)              100       96,097      30,190      65,907
All Other                          30,553           30,599       45,922             2,949       18,179       5,999      12,180

                               $1,332,822         $501,660   $1,630,589           $ 3,049     $206,942    $ 66,768    $140,174

1999
Multiple Line Marketing        $  489,263         $ 95,821   $  530,321           $    --     $ 54,763    $ 18,072    $ 36,691
Home Service Division             209,033          118,978      263,945                --       64,066      21,142      42,924
Independent Marketing              60,574          118,960      162,052                --       17,482       5,769      11,713
Health Division                   237,446            7,406      256,390                --      (11,538)     (3,808)     (7,730)
Credit Insurance Division          63,262           16,094       65,903                --       13,453       4,439       9,014
Senior Age Marketing              148,368           18,013      162,209                --        4,172       1,377       2,795
Direct Marketing                   26,857            3,734       24,823                --        5,768       1,903       3,865
Capital and Surplus                 1,087          211,453          256            12,249      224,533      67,900     156,633
All Other                          30,714           32,551       54,976             7,693       15,982       5,274      10,708

                               $1,266,604         $623,010   $1,520,875           $19,942     $388,681    $122,068    $266,613

1998
Multiple Line Marketing        $  452,146         $ 95,063   $  488,842           $    --     $ 58,367    $ 19,261    $ 39,106
Home Service Division             203,976          122,188      252,446                --       73,718      24,327      49,391
Independent Marketing              69,714          122,279      184,655                --        7,338       2,422       4,916
Health Division                   211,249            7,850      240,195                --      (21,096)     (6,962)    (14,134)
Credit Insurance Division          57,727           15,215       61,181                --       11,761       3,881       7,880
Senior Age Marketing              162,161           17,760      169,929                --        9,992       3,297       6,695
Direct Marketing                   26,619            3,588       24,034                --        6,173       2,037       4,136
Capital and Surplus                   982          107,737          761             8,048      116,006      24,390      91,616
All Other                          35,081           33,330       56,781                --       11,630       3,838       7,792

                               $1,219,655         $525,010   $1,478,824           $ 8,048     $273,889    $ 76,491    $197,398

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2000, 1999 and 1998 (in thousands):

                                 TOTAL REVENUES

                                                     ACCIDENT &   PROPERTY &                           TOTAL
                                 LIFE     ANNUITY      HEALTH      CASUALTY    CREDIT    ALL OTHER    REVENUES
2000
----
Multiple Line Marketing        $122,302   $ 17,392     $ 17,853     $450,894   $    --    $     --   $  608,441
Home Service Division           287,057      4,477        9,317           --        --          --      300,851
Independent Marketing            14,549    162,592           --           --        --          --      177,141
Health Division                   4,055         --      253,274           --        --          --      257,329
Credit Insurance Division            --         --           --           --    69,346          --       69,346
Senior Age Marketing             30,487      1,675      125,541           --        --          --      157,703
Direct Marketing                 31,188         --          219           --        --          --       31,407
Capital & Surplus                    --         --           --           --        --     173,478      173,478
All Other                        29,311      1,671          937           --        --      26,866       58,785

                               $518,949   $187,807     $407,141     $450,894   $69,346    $200,344   $1,834,481

1999
----
Multiple Line Marketing        $121,753   $ 17,637     $ 19,736     $403,029   $    --   $--         $  562,155
Home Service Division           283,566      4,576        8,778           --        --          --      296,920
Independent Marketing             8,938    157,569           --           --        --          --      166,507
Health Division                   3,920         --      236,559           --        --          --      240,479
Credit Insurance Division            --         --           --           --    69,007          --       69,007
Senior Age Marketing             31,577      1,692      125,609           --        --          --      158,878
Direct Marketing                 29,501        146          427           --        --          --       30,074
Capital and Surplus                  --         --           --           --        --     306,797      306,797
All Other                        30,120      1,878        1,709           --        --      25,090       58,797

                               $509,375   $183,498     $392,818     $403,029   $69,007    $331,887   $1,889,614

1998
----
Multiple Line Marketing        $121,829   $ 16,826     $ 20,232     $365,369   $    --    $     --   $  524,256
Home Service Division           279,531      4,410        8,793           --        --          --      292,734
Independent Marketing             5,328    173,990           --           --        --          --      179,318
Health Division                   3,802         --      210,622           --        --          --      214,424
Credit Insurance Division            --         --           --           --    63,470          --       63,470
Senior Age Marketing             32,821      1,583      137,889           --        --          --      172,293
Direct Marketing                 29,042        165          462           --        --          --       29,669
Capital and Surplus                  --         --           --           --        --     204,991      204,991
All Other                        31,996     18,962        1,977           --        --      10,575       63,510

                               $504,349   $215,936     $379,975     $365,369   $63,470    $215,566   $1,744,665

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All Other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2000 and 1999 (in thousands):

                                   2000         1999

Multiple Line Marketing.....   $1,687,541   $1,598,043
Home Service Division.......    1,815,757    1,789,073
Independent Marketing.......    1,650,600    1,719,508
Health Division.............      376,246      193,018
Credit Insurance Division...      408,780      387,669
Senior Age Marketing........      340,324      326,163
Direct Marketing............       91,173       82,799
Capital & Surplus...........    2,275,332    2,400,368
All Other...................      624,634      593,885

                               $9,270,387   $9,090,526

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the consolidated financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2000, approximately 10% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 8% and 11% in 1999 and 1998, respectively. Of the total business written by this one organization, the majority was annuities.

(14) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles are required to be adopted. Management believes that the adoption of these new principles will not have a material effect on the statutory capital and surplus as reported in the following tables.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                       2000          1999          1998

Statutory net income of insurance companies...   $   132,682    $  159,375    $  155,368
Net gain (loss) of non-insurance companies....       (17,524)       97,782        15,240

Combined net income...........................       115,158       257,157       170,608
Increases/(decreases):
 Deferred policy acquisition costs............        (7,807)        2,188        (9,795)
 Policyholder funds...........................        15,851         4,288        18,702
 Deferred federal income tax benefit..........        16,487        10,060         1,216
 Premiums deferred and other receivables......        (2,134)       (2,315)          (84)
 Gain on sale of investments..................          (752)          416          (292)
 Change in interest maintenance reserve.......        (5,904)       (1,033)        2,773
 Asset valuation allowances...................         8,388        (4,762)       12,010
Other adjustments, net........................          (240)          948         2,336
Consolidating eliminations and adjustments....         1,127          (334)          (76)

Net income reported herein....................   $   140,174    $  266,613    $  197,398

                                                      2000          1999          1998
Statutory capital and
 surplus of insurance companies...............   $ 2,309,259    $2,377,589    $2,163,593
Stockholders equity
 of non-insurance companies...................       517,805       523,550       524,630

Combined capital and surplus..................     2,827,064     2,901,139     2,688,223
Increases/(decreases):
 Deferred policy acquisition costs............       747,884       758,796       731,703
 Policyholder funds...........................       174,874       159,394       154,445
 Deferred federal income taxes................      (148,691)     (221,341)     (259,243)
 Premiums deferred and other receivables......       (82,583)      (80,453)      (78,139)
 Reinsurance in "unauthorized companies"......        45,769        37,376        38,748
 Statutory asset valuation reserve............       339,963       370,191       344,926
 Statutory interest maintenance reserve.......         4,308         9,729        10,762
 Asset valuation allowances...................       (30,062)      (38,285)      (28,489)
 Investment market value adjustments..........       (56,087)       (9,556)       48,656
Non-admitted assets and
 other adjustments, net.......................       204,393       158,876       173,877
Consolidating eliminations and adjustments....    (1,003,175)     (982,720)     (910,857)

Stockholders' equity reported herein..........   $ 3,023,657    $3,063,146    $2,914,612

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $74,432,000 on deposit with appropriate regulatory authorities.

(15) RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

American National also sponsors for key executives two non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $4,071,000 for 2000, $3,954,000 for 1999 and $3,051,000 for
1998.

The pension debit for the years ended December 31, is made up of the following (in thousands):

                                                     2000       1999       1998
Service cost-benefits earned during period......   $ 5,212    $ 5,833    $ 5,629
Interest cost on projected benefit obligation...     8,927      8,175      7,661
Expected return on plan assets..................    (8,940)    (8,946)    (8,887)
Amortization of past service cost...............       289        534        473
Amortization of transition asset................    (2,619)    (2,619)    (2,619)
Amortization of actuarial loss..................     1,202        977        794

           Total pension debit..................   $ 4,071    $ 3,954    $ 3,051

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the pension plans.

Actuarial present value of benefit obligation:

                                                                    2000                        1999
                                                         -------------------------------------------------------
                                                           ASSETS      ACCUMULATED      ASSETS       ACCUMULATED
                                                           EXCEED       BENEFITS        EXCEED        BENEFITS
                                                         ACCUMULATED     EXCEED       ACCUMULATED      EXCEED
                                                           BENEFITS      ASSETS        BENEFITS        ASSETS
Vested benefit obligation.............................    $(77,961)     $(28,064)     $(72,591)     $(24,781)

Accumulated benefit obligation........................    $(80,947)     $(28,064)     $(75,578)     $(24,781)

Projected benefit obligation...........................   $(98,531)     $(29,349)     $(91,897)     $(27,189)
Plan assets at fair value
 (long term securities)................................    131,439            --       130,363            --

Funded status:
 Plan assets in excess of
   projected benefit obligation........................     32,908       (29,349)       38,466       (27,189)
 Unrecognized net loss.................................      4,698           545         1,981         1,554
 Prior service cost not yet recognized in
   periodic pension cost...............................         --           208            --           497
 Unrecognized net transition asset at January 1
   being recognized over 15 years......................     (2,619)           --        (5,239)           --

Prepaid pension cost included in other assets
 or other liabilities..................................   $ 34,987      $(28,596)     $ 35,208      $(25,138)

ASSUMPTIONS USED AT DECEMBER 31:                                                          2000          1999
Weighted-average discount rate on benefit obligation...                                   7.40%         7.30%
Rate of increase in compensation levels................                                   4.80%         4.80%
Expected long-term rate of return on plan assets.......                                   7.00%         7.00%

OTHER BENEFITS

Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

American National has one health benefit plan for retirees of all companies in the consolidated group. Participation in this plan is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to this plan in the future.

The retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $5,888,000 and $13,221,000 at December 31, 2000 and 1999, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American Nationals contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(16) COMMITMENTS AND CONTINGENCIES

COMMITMENTS--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2000 were approximately $5,508,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2000 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $77,626,000, all of which are expected to be funded in 2001. As of December 31, 2000, all of the mortgage loan commitments have interest rates that are fixed.

CONTINGENCIES--American National and its subsidiaries are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar class action lawsuits. After reviewing these cases with legal counsel, management believes that American National has meritorious defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements. Based on information currently available, management also believes that any amounts that may be ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, that bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgement in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgement is greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

(17) SUBSEQUENT EVENT

On October 31, 2000, American National entered into a definitive merger agreement with Farm Family Holdings, Inc. (FFH) under which American National will acquire FFH. The acquisition price was set at $44 per share for the common stock of FFH and $35.72 per share for the preferred stock outstanding plus any accrued and unpaid dividends as of the closing date.

The merger was valued at approximately $280 million to be paid in cash and funded by a combination of cash on hand and debt financing. The merger was also subject to certain closing conditions. On February 27, 2001, the stockholders of FFH approved the merger. Subsequently the only significant closing condition remaining was the approval of the New York Insurance Department. American National expects to close this acquisition by the end of the first quarter of 2001.

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of and for the year ended December 31, 2000.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2000 and the year then ended, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of he basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas

February 5, 2001

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company:

We have audited in accordance with auditing standards generally accepted in the United States, the 1999 and 1998 consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 11, 2000. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. The 1999 and 1998 information presented in these schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

             American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                (IN THOUSANDS)

                               December 31, 2000

                         Column A                              Column B      Column C        Column D

                                                                                          Amount at Which
                                                                              Market       Shown in the
Type of Investment                                             Cost(a)        Value        Balance Sheet
------------------                                             -------       -------     ----------------
  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                      $   58,765    $   59,253        $   58,765
        States, municipalities and political subdivisions          49,906        50,352            49,906
        Foreign governments                                       108,541       112,395           108,541
        Public utilities                                          998,042       991,081           998,042
        All other corporate bonds                               2,319,211     2,337,030         2,319,211
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                          19,646        19,982            19,982
        States, municipalities and political subdivisions          38,563        38,714            38,714
        Foreign governments                                        27,571        29,578            29,578
        Public utilities                                          221,886       216,597           216,597
        All other corporate bonds                                 500,045       444,397           444,397
    Redeemable preferred stock                                     23,970        24,113            24,113
                                                               ----------    ----------        ----------
          Total fixed maturities                               $4,366,146    $4,323,492        $4,307,846
                                                               ----------    ----------        ----------
  Equity Securities:
    Common stocks:
        Public utilities                                       $   11,778    $   19,654        $   19,654
        Banks, trust and insurance companies                       60,204       112,122           112,122
        Industrial, miscellaneous and all other                   477,739       713,076           713,076
                                                               ----------    ----------        ----------
          Total equity securities                              $  549,721    $  844,852        $  844,852
                                                               ----------    ----------        ----------

  Mortgage loans on real estate                                $1,024,312         XXXXXX       $1,024,312
  Investment real estate                                          234,908         XXXXXX          234,908
  Real estate acquired in satisfaction of debt                      8,355         XXXXXX            8,355
  Policy loans                                                    294,313         XXXXXX          294,313
  Other long-term investments                                     134,857         XXXXXX          134,857
  Short-term investments                                          140,518         XXXXXX          140,518
                                                               ----------    -----------       ----------
          Total investments                                    $6,753,130         XXXXXX       $6,989,961
                                                               ----------    -----------       ----------

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

             American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                (IN THOUSANDS)



Column A                  Column B      Column C       Column D     Column E     Column F      Column G

                                          Future
                                          Policy                      Other
                                         Benefits,                    Policy
                          Deferred        Losses,                     Claims
                           Policy         Claims                       and                         Net
                        Acquisition      and Loss       Unearned     Benefits     Premium      Investments
Segment                     Cost         Expenses       Premiums     Payable      Revenue        Income (a)
-------                 -----------     ---------       --------     --------     --------     ---------------
2000
----
Multiple Line Marketing    $132,540    $  875,128     $251,972     $244,187     $  470,240     $ 95,630
Home Service                232,075     1,438,917        4,560       34,316        193,252      119,694
Independent Marketing       144,708     1,491,296           32       17,750         49,784      113,107
Health Insurance             15,493        20,392       14,111      219,774        231,347        8,722
Credit Insurance             67,544            --      245,056       51,037         55,300       17,010
Senior Age Marketing         76,480       170,082       36,465       90,326        153,148       18,349
Direct Marketing             39,289        45,901          223        4,837         27,268        3,906
Capital and Surplus              --            --           --           --             --       72,891
All other                    39,755       326,249          316        6,691          8,364       29,780
                           --------    ----------     --------     --------     ----------     --------
    Total                  $747,884    $4,367,965     $552,735     $668,918     $1,188,703     $479,089
                           ========    ==========     ========     ========     ==========     ========
1999
----
Multiple Line Marketing    $126,950    $  867,916     $239,825     $201,544     $  441,299     $ 95,820
Home Service                233,883     1,419,161        5,060       30,171        189,449      119,065
Independent Marketing       161,578     1,562,493           21       11,302         36,729      118,961
Health Insurance             18,658        22,612       14,121       91,518        223,638        7,398
Credit Insurance             65,801            --      235,200       45,074         55,294       16,094
Senior Age Marketing         76,359       160,815       35,908       41,321        149,142       18,021
Direct Marketing             33,656        43,911          291        3,934         25,929        3,734
Capital and Surplus              --            --           --           --             --       62,305
All other                    41,911       330,137          394        5,403          9,198       32,551
                           --------    ----------     --------     --------     ----------     --------
    Total                  $758,796    $4,407,045     $530,820     $430,267     $1,130,678     $473,949
                           ========    ==========     ========     ========     ==========     ========
1998
----
Multiple Line Marketing    $115,981    $  857,532     $200,675     $183,998     $  406,317     $ 95,063
Home Service                230,216     1,396,059        4,630       27,640        183,189      122,188
Independent Marketing       156,334     1,603,818            5       11,214         40,535      122,279
Health Insurance             16,087        22,092       11,999       69,186        210,502        7,849
Credit Insurance             61,575            --      229,371       42,803         50,391       15,215
Senior Age Marketing         75,818       154,625       36,525       37,776        162,060       17,760
Direct Marketing             31,392        41,992          266        8,228         25,588        3,589
Capital and Surplus              --            --           --           --             --       57,969
All other                    44,300       337,701          437        5,330         10,126       33,330
                           --------    ----------     --------     --------     ----------     --------
    Total                  $731,703    $4,413,819     $483,908     $386,175     $1,088,708     $475,242
                           ========    ==========     ========     ========     ==========     ========

Column A                   Column H        Column I       Column J     Column K

                            Benefits,
                             Claims,     Amortization
                             Losses      of Deferred
                              and          Policy          Other
                           Settlement    Acquisition     Operating     Premiums
Segment                     Expenses        Costs       Expenses(b)     Written
-------                    ----------    -----------    -----------    --------
2000
----
Multiple Line Marketing    $436,080       $ 46,560       $ 86,528      $441,035
Home Service                115,877         30,253        107,485            --
Independent Marketing        39,832         33,433         22,482            --
Health Insurance            193,593         61,454         22,680            --
Credit Insurance             22,776         55,998        (10,309)           --
Senior Age Marketing        110,897          5,041         39,157            --
Direct Marketing             16,524          4,050          6,190            --
Capital and Surplus              --             --           (318)           --
All other                    27,889             --         16,387            --
                           --------       --------       -------       --------
    Total                  $963,468       $236,789       $290,282      $441,035
                           ========       ========       =======       ========
1999
----
Multiple Line Marketing    $375,364       $ 39,863       $ 84,284      $404,817
Home Service                118,638         27,921         94,825            --
Independent Marketing        30,575         33,419         17,089            --
Health Insurance            165,525         21,475         67,902            --
Credit Insurance             21,859          6,209         37,834            --
Senior Age Marketing        111,573          3,039         43,751            --
Direct Marketing             14,584          3,459          5,179            --
Capital and Surplus              --             --            225            --
All other                    28,024             --         20,767            --
                           --------       --------       -------       --------
    Total                  $866,142       $135,385       $371,856      $404,817
                           ========       ========       =======       ========
1998
----
Multiple Line Marketing    $343,841       $ 37,772       $ 81,041      $373,506
Home Service                114,292         34,149         83,438            --
Independent Marketing        26,903         25,940         29,219            --
Health Insurance            158,388         14,119         68,437            --
Credit Insurance             22,942         21,100         17,680            --
Senior Age Marketing        116,297          5,696         44,816            --
Direct Marketing             13,626          3,787          4,817            --
Capital and Surplus              --             --         (1,200)           --
All other                    32,310          6,553         11,074            --
                           --------       --------       -------       --------
    Total                  $828,599       $149,116       $339,322      $373,506
                           ========       ========       =======       ========

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

             American National Insurance Company and Subsidiaries

                           SCHEDULE IV - REINSURANCE

                                (IN THOUSANDS)


Column A                                 Column B      Column C      Column D     Column E       Column F

                                                        Ceded to       Assumed                Percentage of
                                            Gross         Other      from Other     Net       Amount Assumed
                                            Amount      Companies     Companies    Amount         to Net
                                            ------      ---------    ----------    ------     --------------
2000
----
 Life insurance in force                 $47,902,590   $12,573,404     $873,996   $36,203,182        2.4%
                                         ===========   ===========     ========   ===========
 Premiums:
   Life insurance                            405,161        61,820       13,603       356,944        3.8%
   Accident and health insurance             435,354       267,238      236,857       404,973       58.5%
   Property and liability insurance          457,480        40,448        9,754       426,786        2.3%
                                         -----------   -----------     --------   -----------
      Total premiums                     $ 1,297,995   $   369,506     $260,214   $ 1,188,703       21.9%
                                         ===========   ===========     ========   ===========
1999
----
 Life insurance in force                 $46,156,190   $ 9,629,707     $797,059   $37,323,542        2.1%
                                         ===========   ===========     ========   ===========
 Premiums:
   Life insurance                            393,410        65,761       14,381       342,030        4.2%
   Accident and health insurance             451,614       144,298       88,756       396,072       22.4%
   Property and liability insurance          423,105        37,572        7,043       392,576        1.8%
                                         -----------   -----------     --------   -----------
      Total premiums                     $ 1,268,129   $   247,631     $110,180   $ 1,130,678        9.7%
                                         ===========   ===========     ========   ===========
1998
----
 Life insurance in force                 $44,134,974   $ 7,965,042     $713,200   $36,883,132        1.9%
                                         ===========   ===========     ========   ===========
 Premiums:
   Life insurance                            386,554        55,700        9,432       340,286        2.8%
   Accident and health insurance             442,233        73,256       24,625       393,602        6.3%
   Property and liability insurance          372,402        25,928        8,346       354,820        2.4%
                                         -----------   -----------     --------   -----------
      Total premiums                     $ 1,201,189   $   154,884     $ 42,403   $ 1,088,708        3.9%
                                         ===========   ===========     ========   ===========

             American National Insurance Company and Subsidiaries

                SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS

                                (IN THOUSANDS)


Column A                                 Column B     Column C                 Column D               Column E

                                                                          Deductions - Describe
                                                                     ------------------------------
                                         Balance at     Additions       Amounts                         Balance at
                                        Beginning of    Charged to   Written off Due      Amounts         End of
Description                                Period         Expense     to Disposal(a)    Commuted(b)       Period
-----------                             ------------    ----------   ---------------    -----------     ----------
2000
----
Investment valuation allowances:
 Mortgage loans on real estate             $19,833   $      --            $ 7,214         $   485       $12,134
 Investment real estate                     19,447        1,711           $ 1,745         $   --         19,413
 Investment in unconsolidated
  affiliates                                 5,006          122                --              --         5,128
 Other assets                                1,800        1,022             1,800              --         1,022
                                           -------      -------           -------         -------       -------
   Total                                   $46,086      $ 2,855           $10,759         $   485       $37,697
                                           =======      =======           =======         =======       =======
1999
----
Investment valuation allowances:
 Mortgage loans on real estate             $12,800      $ 8,953           $    --         $ 1,920       $19,833
 Investment real estate                     21,718        3,528           $ 5,799         $    --        19,447
 Investment in unconsolidated
  affiliates                                 5,006           --                --              --         5,006
 Other assets                                1,800           --                --              --         1,800
                                           -------      -------           -------         -------       -------
   Total                                   $41,324      $12,481           $ 5,799         $ 1,920       $46,086
                                           =======      =======           =======         =======       =======
1998
----
Investment valuation allowances:
 Mortgage loans on real estate             $15,230      $    --           $   --          $ 2,430       $12,800
 Investment real estate                     22,577        1,038           $ 1,379         $   518        21,718
 Investment in unconsolidated
  affiliates                                 3,727        1,279                --              --         5,006
 Other assets                               11,800           --                --          10,000         1,800
                                           -------      -------           -------         -------       -------
   Total                                   $53,334      $ 2,317           $ 1,379         $12,948       $41,324
                                           =======      =======           =======         =======       =======

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                            PART C ITEM AND CAPTION

Items 24. Financial Statements and Exhibits.

     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits

     Exhibit "1" -              Copy of the resolutions of the Board of
                                Directors of the Depositor authorizing the establishment of the Registrant (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "2" -              Not applicable

     Exhibit "3" -              Distribution and Administrative Services
                                Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "4" -              Form of each variable annuity contract
                                (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange
                                Commission on July 2, 1997)

     Exhibit "5" -              Form of application used with any variable
                                annuity contract (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange Commission on July 2, 1997)

     Exhibit "6a" -             Copy of the Articles of Incorporation of the
                                Depositor (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "6b" -             Copy of the By-laws of the Depositor
                                (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                Commission on August 21, 1996)

     Exhibit "7" -              Not applicable

     Exhibit "8a"               Form of American National Investment Account,
                                Inc. Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8b"               Form of Variable Insurance Products Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8c"               Form of Variable Insurance Products Fund II
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8d"               Form of Variable Insurance Products Fund III
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8e"               Form of Lazard Retirement Series, Inc. Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8f"               Form of Van Eck Worldwide Insurance Trust
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8g"               Form of T. Rowe Price International Series, Inc.
                                T. Rowe Price Equity Series, Inc., and T. Rowe
                                Price Fixed Income Series, Inc. (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8h"               Form of MFS Variable Insurance Trust
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8i"               Form of Federated Insurance Series Fund
                                Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8j"               Form of Alger American Fund Participation
                                Agreement (incorporated herein by reference to Registrant's post-effective amendment number 4 filed with the Securities and Exchange
                                Commission on May 1, 2000)

     Exhibit "9" -       An opinion of counsel and consent to its use as to the
                         legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10a" -     Consent of independent accountants for KPMG LLP

     Exhibit "10b" -     Consent of independent accountants for Arthur Andersen
                         LLP

     Exhibit "11" -      Not applicable

     Exhibit "12" -      Not applicable

     Exhibit "13" -      Not Applicable

     Exhibit "14" -      Control chart of Depositor

Item 25. Directors and Officers of the Depositor.

Directors

Name                       Business Address

G. Richard Ferdinandtsen   American National Insurance Company
                           One Moody Plaza
                           Galveston, Texas 77550

Irwin M. Herz, Jr.         Greer, Herz & Adams, L.L.P.
                           One Moody Plaza, 18th Floor
                           Galveston, Texas 77550

R. Eugene Lucas            Gal-Tex Hotel Corporation
                           2302 Postoffice, Suite 504
                           Galveston, Texas 77550

E. Douglas McLeod          The Moody Foundation
                           2302 Postoffice, Suite 704
                           Galveston, Texas 77550

Frances Anne Moody         7031 Inwood
                           Dallas, Texas 75209

Robert L. Moody          2302 Postoffice, Suite 702
                         Galveston, Texas 77550

Russell S. Moody         6016 Mount Bonnell Hollow
                         Austin, Texas 78731

W.L. Moody, IV           2302 Postoffice, Suite 502
                         Galveston, Texas 77550

Joe Max Taylor           Galveston County Sheriff's Department
                         715 19th Street
                         Galveston, Texas 77550

Officers

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name                Office

R.L. Moody          Chairman of the Board and Chief Executive Officer

G.R. Ferdinandtsen  President and Chief Operating Officer

D.A. Behrens        Executive Vice President, Independent Marketing

R.A. Fruend         Executive Vice President, Director of Multi Line Special
                     Markets

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey *    Executive Vice President, Investments

G.V. Ostergren      Executive Vice President, Director of Multiple Line

J.E. Pozzi          Executive Vice President, Corporate Planning

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

S.E. Pavlicek     Senior Vice President and Controller

S.H. Schouweiler  Senior Vice President, Health Insurance Operations

J.R. Thomason     Senior Vice President, Credit Insurance Services

G.W. Tolman       Senior Vice President, Corporate Affairs

V.E. Soler, Jr.   Vice President, Secretary & Treasurer

J.J. Antkowiak    Vice President, Director of Computing Services

D.M. Azur         Vice President, Claims

P. Barber         Vice President, Human Resources

S.F. Brast *      Vice President, Real Estate Investments

D. D. Brichler *  Vice President, Mortgage Loan Production

F.V. Broll, Jr.   Vice President & Actuary

W.F. Carlton      Vice President & Assistant Controller, Financial Reports

K.M. Collier      Vice President, Alternative Distribution

R.T. Crawford     Vice President & Assistant Controller, General Accounting

G.C. Crume        Vice President, Independent Marketing

D.A. Culp         Vice President, Independent Marketing

G.D. Dixon *      Vice President, Stocks

S.L. Dobbe        Vice President, Independent Marketing

D.S. Fuentes      Vice President, Health Claims

F.J. Gerren       Vice President, Independent Marketing

J.F. Grant, Jr.   Vice President, Group Actuary

R.D. Hemme        Vice President and Actuary

M.E. Hogan        Vice President, Credit Insurance Operations

D.M. Jensen          Vice President, Multiple Line Marketing

C.J. Jones           Vice President, Health Administration

D.D. Judy            Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.  Vice President & Medical Director

G.W. Kirkham         Vice President, Director of Planning and Support

George A. Macke      Vice President, General Auditor

G.W. Marchand        Vice President, Life Underwriting

D.N. McDaniel        Vice President, Home Service Administration

J.W. Pangburn        Vice President, Credit Insurance/Special Markets

E.B. Pavelka         Vice President, Life Premium Accounting & Policy Service

R.A. Price           Vice President, Director of Training and Market Development

J.T. Smith           Vice President, 401(K) Pension Sales

G.A. Sparks, Sr.     Vice President, Director of Field Services

W.H. Watson III      Vice President, Health Actuary

G.W. Williamson      Vice President, Assistant Director, Home Service Division

J.L. Broadhurst      Asst. Vice President, Director Individual Health/Group
                      Systems

J.J. Cantu           Asst. Vice President and Illustration Actuary

J.D. Ferguson        Asst. Vice President, Creative Services

J.M. Flippin         Asst. Vice President; Director, Life Marketing

D.N. Fullilove       Asst. Vice President, Director, Agents Employment

K.E. Johnston        Asst. Vice President, Asst. Director of Financial Marketing

K.J. Juneau          Asst. Vice President, Director, Advisory Systems Engineer

P.E. Kennedy         Asst. Vice President, Human Resources

C.A. Kratz           Asst. Vice President, Human Resources

C.H. Lee           Asst. Vice President and Actuary

D.L. Leining       Asst. Vice President, Life Underwriting

R.G. McCrary       Asst. Vice President, Application Development Division

M. Mitchell        Asst. Vice President, Director Insurance Systems

M.S. Nimmons       Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer    Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz         Asst. Vice President, Director of Group Underwriting

R.E. Pittman, Jr.  Asst. Vice President, Director of Marketing/Career
                    Development

G.A. Schillaci     Asst. Vice President & Actuary

M.J. Soler         Asst. Vice President, Health Marketing Administration

J.P. Stelling      Asst. Vice President, Health Compliance

C.E. Tipton        Asst. Vice President & Assistant Actuary

D.G. Trevino       Asst. Vice President, Director, Computing Services

J.A. Tyra          Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.    Asst. Vice President, Claims

R.M. Williams      Life Product Actuary

J.E. Cernosek      Asst. Secretary

V.J. Krc           Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" -   control chart of depositor

Item 27. Number of Contractowners.

     As of December 31, 2000, the Registrant had 1,368 Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                               Principal Business
Name                                Position                   Address
----                           ------------------              -------
Gordon D. Dixon               Director,               Securities Management
                              Senior Vice             and Research, Inc.
                              President               2450 South Shore Boulevard
                              and Chief               League City, Texas 77573
                              Investment
                              Officer

G. Richard Ferdinandtsen      Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

Robert A. Fruend, C.L.U.      Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

R. Eugene Lucas               Director                Gal-Tenn Hotel Corporation
                                                      504 Moody National Bank
                                                      Tower
                                                      Galveston, Texas 77550

Michael W. McCroskey          Director,               Securities Management
                              President               and Research, Inc.
                              and Chief               2450 South Shore Boulevard
                              Executive               League City, Texas 77573
                              Officer

Ronald J. Welch               Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

K. David Wheeler              Senior Vice President   Securities Management and
                                                      Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Teresa E. Axelson             Vice President and      Securities Management and
                              Secretary               Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Brenda T. Koelemay            Vice President,         Securities Management and
                              Chief Administrative    Research, Inc.
                              Officer and Chief       2450 South Shore Boulevard
                              Financial Officer       League City, Texas 77573

Emerson V. Unger              Vice President          Securities Management and
                                                      Research, Inc.
                                                      2450 South Shore Boulevard
                                                      League City, Texas 77573

Vicki R. Douglas         Assistant Vice         Securities Management and
                         President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Steven Douglas Geib      Assistant Vice         Securities Management and
                         President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

T. Brett Harrington      Assistant Vice         Securities Management and
                         President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Sally F. Praker          Assistant Vice         Securities Management and
                         President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Michele S. Lord          Assistant Vice         Securities Management and
                         President              Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

     (c) Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

           (iv) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

     (e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 26th day of April, 2001.

                    AMERICAN NATIONAL VARIABLE ANNUITY
                    SEPARATE ACCOUNT (Registrant)

                       By:  AMERICAN NATIONAL INSURANCE COMPANY

                       By: /s/ Robert L. Moody
                          --------------------------
                          Robert L. Moody, Chairman of the
                          Board and Chief Executive Officer

                    AMERICAN NATIONAL INSURANCE COMPANY
                     (Sponsor)

                        By: /s/ Robert L. Moody
                           -------------------------
                           Robert L. Moody, Chairman of the
                           Board and Chief Executive Officer

ATTEST:

/s/ Vincent E. Soler, Jr.
---------------------------------------
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                           Date
---------                     -----                           ----


 /s/ Michael W. McCroskey    Executive Vice President -       April 26, 2001
--------------------------    Investments
   Michael W. McCroskey       (Principal Financial Officer)


 /s/ Stephen E. Pavlicek     Senior Vice President and        April 26, 2001
--------------------------    Controller
   Stephen E. Pavlicek        (Principal Accounting Officer)

Signature                      Title                           Date
---------                      -----                           ----

 /s/ Robert L. Moody           Chairman of the Board,          April 26, 2001
-----------------------------   Director, and Chief
   Robert L. Moody              Executive Officer


 /s/ G. Richard Ferdinandtsen  Director, President             April 26, 2001
-----------------------------   and Chief Operating
   G. Richard Ferdinandtsen     Officer


 /s/ Irwin M. Herz, Jr.        Director                        April 26, 2001
-----------------------------
Irwin M. Herz, Jr.


 /s/ R. Eugene Lucas           Director                        April 26, 2001
-----------------------------
     R. Eugene Lucas


 /s/ E. Douglas McLeod         Director                        April 26, 2001
-----------------------------
     E. Douglas McLeod


-----------------------------  Director
    Frances Anne Moody


-----------------------------  Director
     Russell S. Moody


-----------------------------  Director
       W. L. Moody IV


-----------------------------  Director
       Joe Max Taylor